AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON MAY 1, 2008

                                                     REGISTRATION NO. 333-137531
                                                                   AND 811-21952

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-4

                             REGISTRATION STATEMENT
                        UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 7

                                       AND

                             REGISTRATION STATEMENT
                    UNDER THE INVESTMENT COMPANY ACT OF 1940
                         POST-EFFECTIVE AMENDMENT No. 15


                                   Registrant
                OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA

                                    Depositor
                       OM FINANCIAL LIFE INSURANCE COMPANY
                  1001 Fleet Street, Baltimore, Maryland 21202
                                 (800) 445-6758

                                Agent for Service
                                    Ken Reitz
                          Old Mutual Financial Network
                      1001 Fleet Street - 6th Floor, Legal
                            Baltimore, Maryland 21202
                           E-mail: KEN.REITZ@OMFN.COM


TITLE OF SECURITIES BEING REGISTERED: Individual Variable Annuity Contract

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING
It is proposed that this filing will become effective (check appropriate box)
| |   immediately upon filing pursuant to paragraph (b) of Rule 485
|X|   on May 1, 2008 pursuant to paragraph (b) of Rule 485
| |   60 days after filing pursuant to paragraph (a)(1) or Rule 485
| |   on _________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

| | this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

TITLE OF SECURITIES BEING REGISTERED: Interests in Old Mutual Separate Account VA Beacon Navigator individual flexible premium variable accumulation deferred annuity contracts.


                                BEACON NAVIGATOR
                     CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4
 PART A

N-4 ITEM                                     CAPTION IN PROSPECTUS

  1     Cover Page                           Cover Page

  2     Definitions                          Defined Terms

  3     Synopsis                             Contract Summary; Charges

  4     Condensed Financial                  N/A
        Information

  5     General Description of               Allocation Options; Miscellaneous: About Our
        Registrant, Depositor and Portfolio  Company, Voting Rights
        Companies

  6     Deductions and Expenses              Charges; Charges Explained; Miscellaneous:
                                             Distribution of Contracts

  7     General Description of               Important Contract Provisions; Cover Page; Last
        Variable Annuity Contracts           Page

  8     Annuity Period                       Distributions; Important Contract Provisions;
                                             Allocation Options

  9     Death Benefit                        Distributions; Important Contract Provisions

10      Purchases and Contract Value         Cover Page; Important Contract Provisions;
                                             Distributions; Miscellaneous: Distributions of
                                             the Contracts

11      Redemptions                          Distributions; Important Contract Provisions

12      Taxes                                Federal Income Tax Matters

13      Legal Proceedings                    Miscellaneous: Legal Proceedings


PART B
14      Table of Contents for                Last Page
Statement of Additional Information

                                             CAPTION IN STATEMENT OF ADDITIONAL INFORMATION

15      Cover Page                           Cover Page

16      Table of Contents                    Table of Contents

17      General Information and              General Information and History
        History

18      Services                             N/A

19      Purchase of Securities Being         N/A
        Offered

20      Underwriters                         Underwriters

21      Calculation of Performance           N/A
        Data

22      Annuity Payments                     N/A

23      Financial Statements                 Financial Statements

Prospectus:  May 1, 2008        Issuer: OM Financial Life Insurance Company
                                Old Mutual Financial Network Separate Account VA

                               Beacon Navigator SM
               Flexible Premium Deferred Variable Annuity Contract

The prospectus describes the Contract, especially its Separate Account. The Contract is designed to help you, the Owner, invest on a tax-deferred basis and meet long-term financial goals. It provides optional features for you to select from to meet your particular needs; not all may be available in your state. As an annuity, it also provides you with several ways to receive regular income from your investment. An initial minimum payment is required. Further investment is optional.

You may allocate all or part of your investment among Separate Account Subaccounts (where you have the investment risk, including possible loss of principal) investing in non-publicly traded portfolios. You may also allocate part of your premium among General Account options (where we have the investment risk and guarantee a certain return on your investment). Read the ALLOCATION OPTIONS section of this Prospectus for more information.

--------------------------------- ---------------------------------- --------------------------- -----------------------------
SUBACCOUNTS BY UNDERLYING
PORTFOLIOS                          o   Templeton Developing          PIMCO                       THIRD AVENUE
                                          Markets Securities Fund -   (*ADMINISTRATIVE/           o   Value
ALLIANCEBERNSTEIN                         Class 2                       #ADVISOR CLASS)           VAN KAMPEN / MORGAN STANLEY
o   VPS International               o   Templeton Global Asset        o   VIT High Yield#         o   UIF Core Plus Fixed
      Growth B                            Allocation Securities       o   VIT Long US                   Income II
o   VPS International Value B             Fund - Class 2                  Government*             o   UIF Emerging
                                    o   Templeton Global Income       o   VIT Commodity                 Markets Debt II
AMERICAN CENTURY INVESTMENTS              Securities Fund - Class 2         Real Return#          o   UIF Mid Cap Growth II
o   VP Income & Growth II           LEGG MASON                        o   VIT Global#             o   UIF U.S. Mid-Cap Value II
o   VP International  II            o   Variable Aggressive           o   VIT Money Market*       o   VK  LIT Growth and
o   VP Mid Cap Value II                   Growth  II                  o   VIT Real Return#              Income II
o   VP Value II                     o   Variable Fundamental          o   VIT Total Return#
FRANKLIN TEMPLETON (VIP)                  Value II                    PIONEER (VCT II)
o   Franklin Global                 o   Variable Small Cap            o  Cullen Value
      Communications Securities           Growth II                   o  Equity Income
      Fund - Class 2                o   Variable Strategic Bond II    o  Pioneer
o   Mutual Discovery                                                  o  High Yield
      Securities Fund - Class 2     NEUBERGER BERMAN                  o  Small Cap Value              GENERAL ACCOUNT
o   Mutual Shares                   o   AMT Lehman Brothers           o  Strategic Income             OPTIONS
      Securities Fund - Class 2           Short Duration Bond I       ROYCE (SERVICE CLASS)
o   Franklin U.S.                   o   AMT Partners I                o  Micro Cap             o We offer fixed interest options
      Government Fund - Class 2     o   AMT Regency S                 T. ROWE PRICE              for 1 year and Dollar Cost
                                    o   AMT Guardian S                o  Blue Chip Growth II     Averaging fixed interest options
                                    o   AMT MidCap Growth S           o  Equity Income II        for 6-month and 12-month periods
                                    OLD MUTUAL (SERVICE CLASS)        o  Health Sciences II
                                    o   VA Asset Allocation                                    GUARANTEES ARE BASED UPON
                                          Balanced                                             OUR CLAIMS PAYING ABILITY
                                    o   VA Asset Allocation                                    AND DO NOT EXTEND TO THE
                                          Conservative                                         VARIABLE ACCOUNT OPTIONS.
                                    o   VA Asset Allocation
                                          Moderate Growth
  --------------------------------- ---------------------------------- --------------------------- -----------------------------

An optional Account Enhancement Package available for an additional charge provides a vested bonus credit to your Contract Value on your Contract's fourth and each subsequent Anniversary while your Contract is in force. You should not purchase this feature unless you intend to keep your Contract in force for at least four years. Electing other optional features that relate to early withdrawals may be inconsistent with electing this feature. See this prospectus' IMPORTANT CONTRACT PROVISIONS section for details.

A Statement of Additional Information and other information about us and the Contract, with the same date as this prospectus, is on file with the Securities and Exchange Commission ("SEC") and is incorporated into this prospectus by reference. For a free copy, access it on the SEC's Web site (WWW.SEC.GOV, select "SEARCH FOR COMPANY FILINGS," THEN "VARIABLE ANNUITY PRODUCTS," THEN TYPE "Beacon Navigator"), or write or call us at the number below. The Table of Contents for the Statement of Additional Information is on the last page of this prospectus.

   THE SEC DOES NOT PASS UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS, AND
        HAS NOT APPROVED OR DISAPPROVED THE CONTRACT. ANY REPRESENTATION
                     TO THE CONTRARY IS A CRIMINAL OFFENSE.


          o   NOT FDIC INSURED   o MAY LOSE VALUE   o NO BANK GUARANTEE


               OM Financial Life Insurance Company Service Center:
                        P.O. Box 725049, Atlanta, Georgia
                      31139-2049. 1-866-599-2760. omfn.com

BEACON NAVIGATOR PROSPECTUS          - 1 -

Contacting Us. To answer your questions or to send additional premium, contact your sales representative or write or call us at:

                          OM Financial Life Insurance Company
                                    Service Center
                                    P.O. Box 725049
                              Atlanta, Georgia 31139-2049
                                          or
                                6425 Powers Ferry Road
                                Atlanta, Georgia 30339
                          Toll Free Telephone: 1-866-599-2760
                                  Fax: 1-770-690-1967
                                       omfn.com

Express mail packages should be sent to our street address, not our P.O. Box address.


Remember, the Correct Form of Written Notice "in good order" is important for us to accurately process your Contract elections and changes. Many forms can be found on the on-line services section of our Web site. Or, call us at our toll-free number and we will send you the form you need and tell you the information we require.


Facsimile Written Notice. To provide you with timely service, we accept Written Notice by facsimile. However, by not requiring your original signature, there is a greater risk unauthorized persons can manipulate your signature and make changes on your Contract (including withdrawals) without your knowledge. We are entitled to act upon facsimile signatures that reasonably appear to us to be genuine.


                                Make checks payable to:
                                  "OM Financial Life
                                  Insurance Company"


                         TABLE OF CONTENTS BEGIN ON PAGE

    DEFINED TERMS.....................................3
    CHARGES...........................................4
    FINANCIAL INFORMATION.............................5
    CONTRACT SUMMARY..................................5
    CHARGES EXPLAINED.................................7
        Withdrawal Charge
        Annual Contract Fee
        Mortality and Expense Risk Charge
        Transfer Fee
        Tax Charges
        Fees Charged by the Portfolios
        Optional Charges for the Account
           Protection Package and
           the Account Enhancement Package
        Optional Charges for the Guaranteed
           Minimum Accumulation
           Benefit Rider
        Waiver of Certain Charges
    ALLOCATION OPTIONS................................9
        Separate Account Subaccounts
        General Account Options
        Transfers
        Third Party Services
        Disruptive Trading Procedures
        Systematic Transfer Programs:
        Dollar Cost Averaging, Portfolio
        Rebalancing
        Asset Allocation Options
    IMPORTANT CONTRACT PROVISIONS....................16
        Contract Application and Issuance
        Contract Value
        Telephone Transactions
        Death of Annuitant
        Delay of Payments
        Beneficiary
        Contract Changes
        Contract Termination
        Optional Features
    DISTRIBUTIONS....................................22
        Withdrawals
        Death Benefits
        Annuity Income Benefits
    FEDERAL INCOME TAX MATTERS.......................27
    MISCELLANEOUS....................................30
        About Our Company
        Distribution of the Contracts
        Voting Privileges
        Legal Proceedings
    APPENDIX A:  Accumulation Unit Values............A:1
    APPENDIX B: Tax-Qualified Plan Disclosures.......B:1
    Thank You.  If You Have Questions,............Last Page
    Statement of Additional Information
      Table of Contents...........................Last Page

BEACON NAVIGATOR PROSPECTUS          - 2 -

DEFINED TERMS
--------------------------------------------------------------------------------

ACCUMULATION UNITS are accounting units of measure used to calculate the Contract Value allocated to Subaccounts of the Separate Account. The Contract describes how Accumulation Units are calculated.

ANNUITY DATE is the date annuity payments are scheduled to begin. This date is identified on the Contract Information page of your Contract. You may change this date, as permitted by the Contract and otherwise described in this prospectus.

BUSINESS DAY is each day that the New York Stock Exchange (NYSE) is open for trading and we are open for business. Except in an emergency, as declared by the SEC, we are open the same days as the NYSE.

CONTRACT, together with any endorsements thereto, is the legal document memorializing the agreement between you and us. In those States where the Contract is issued as a group contract, "Contract(s)" shall also mean "Certificate(s)."

CONTRACT DATE is within two Business Days from the date we receive your application and initial premium in good order and issue the Contract. It is the date used to determine Contract Anniversaries and Contract Years.

CONTRACT VALUE is the value of amounts you have allocated to Contract allocation options as of a referenced date and before subtracting any withdrawal charge that would apply upon a withdrawal of Contract Value.

CONTRACT YEAR/MONTH/ANNIVERSARY are measured from respective anniversary dates of the Contract Date.

OWNER, YOU, YOUR is you -- the person(s) or legal entity who may exercise all rights and privileges under the Contract. Where the Contract is issued as a Group Contract, Contract Owner as used herein is the Certificate Owner (sometimes called a Group Contract Participant). If there are joint Owners, the signatures of both Owners are needed to exercise rights under the Contract. Ownership and ownership rights of minors are subject to special rules.

SUBACCOUNT is a division within the Separate Account for which Accumulation Units are separately maintained. Each Subaccount corresponds to a single underlying non-publicly traded portfolio of a series fund.

WITHDRAWAL VALUE is the Contract Value less any applicable withdrawal charge and Contract fee.

WE, US, OUR, OM FINANCIAL - OM Financial Life Insurance Company.

WRITTEN NOTICE OR REQUEST -- Written notice signed by you, or electronic notice with your electronic `signature' provided in a manner we accept, on a form approved by or acceptable to us, that gives us the information we require and is received at OM Financial Service Center, P.O. Box 725049, Atlanta, Georgia 31139-2049 (or 6425 Powers Ferry Road, Atlanta, Georgia 30339), fax 1-770-690-1967. Call us if you have questions about what form or information is required.

THIS PROSPECTUS MAY ONLY BE USED TO OFFER THE CONTRACT WHERE THE CONTRACT MAY LAWFULLY BE SOLD. THE CONTRACT, AND CERTAIN FEATURES DESCRIBED IN THIS PROSPECTUS, MAY NOT BE AVAILABLE IN ALL STATES.

IF YOUR CONTRACT IS ISSUED AS PART OF A QUALIFIED PLAN UNDER THE INTERNAL REVENUE CODE, REFER TO ANY PLAN DOCUMENTS AND DISCLOSURES FOR INFORMATION ABOUT HOW SOME OF THE BENEFITS AND RIGHTS OF THE CONTRACT MAY BE AFFECTED.


BEACON NAVIGATOR PROSPECTUS          - 3 -

CHARGES
--------------------------------------------------------------------------------

        The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between allocation options. (Schedules will differ when required by state law, but amounts will not exceed those shown in this table.)

-----------------------------------------------------------------------------------------------
TRANSACTION FEES
-----------------------------------------------------------------------------------------------
WITHDRAWAL CHARGES                                     Years since receipt of premium:
DEDUCTED AS A % OF EACH PREMIUM WITHDRAWN.
---------------------------------------------- ------------------------------------------------
                                                 1     2     3     4     5     6     7     8+
---------------------------------------------- ------ ----- ----- ----- ----- ----- ----- -----
                                                8%     7%    6%    5%    3%    2%    1%    0%
                                               ------ ----- ----- ----- ----- ----- ----- -----
TRANSFER FEE
      PER TRANSFER AFTER 20 FREE TRANSFERS PER CONTRACT YEAR.  DEDUCTED
      PRO-RATA FROM THE SUBACCOUNTS AND GENERAL ACCOUNT INVESTMENTS                   $20
      RECEIVING THE TRANSFERRED AMOUNT.
-------------------------------------------------------------------------------- --------------
        The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, to equal the annualized charges shown, not including Subaccount portfolio operating fees and expenses.

------------------------------------------------------------------- ---------------------------
ANNUAL FEES AND EXPENSES
------------------------------------------------------------------- ---------------------------
ANNUAL CONTRACT FEE                                                              o Guaranteed
        Currently wAIVED IF CONTRACT VALUE OF ALL VARIABLE ANNUITY POLICIES        Maximum: $50
ISSUED BY US AND OWNED BY YOU ARE AT LEAST $50,000 ON A CONTRACT ANNIVERSARY
THE CONTRACT FEE IS LEVIED ON EACH CONTRACT ANNIVERSARY AGAINST SUBACCOUNT       o Current: $0
INVESTMENTS ON A PRO-RATA BASIS (UNLESS YOU SPECIFY OTHERWISE).
-----------------------------------------------------------------------------------------------
SEPARATE ACCOUNT ANNUAL EXPENSES
        CHARGE IS DEDUCTED DAILY FROM ASSETS ALLOCATED TO THE SUBACCOUNTS ON A
        PRO-RATA BASIS TO EQUAL THE ANNUAL % SHOWN.
-------------------------------------------------------------------------------- --------------
                                                                                 o Guaranteed
   MORTALITY & EXPENSE RISK CHARGE                                                 Maximum: 2.00%
                                                                                 o Current: 1.55%
-----------------------------------------------------------------------------------------------
   OPTIONAL FEATURE FEES
        CHARGE IS DEDUCTED DAILY FROM ASSETS ALLOCATED TO THE SUBACCOUNTS ON A
        PRO-RATA BASIS TO EQUAL THE ANNUAL % SHOWN.
-----------------------------------------------------------------------------------------------
   o  ACCOUNT ENHANCEMENT PACKAGE (PAYABLE FOR THE LIFE OF THE CONTRACT)         o Guaranteed
                                                                                   Maximum:
                                                                                   1.00%
                                                                                 o Current:0.45%
-------------------------------------------------------------------------------- --------------
   o  ACCOUNT PROTECTION PACKAGE (PAYABLE UNTIL REVOKED BY OWNER)                o Guaranteed
                                                                                   Maximum: 1.15%
.........SINGLE OWNER                                                             o Current: 0.85%
.........JOINT SPOUSAL OWNERS                                                     o Current: 0.95%
-------------------------------------------------------------------------------- --------------
                                                                                 o Guaranteed
        CHARGE IS DEDUCTED MONTHLY FROM ASSETS ALLOCATED TO THE SUBACCOUNTS ON     Maximum: 1.20%
A PRO-RATA BASIS TO EQUAL THE ANNUAL % SHOWN.
o       GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER (PAYABLE UNTIL REVOKED     o  Current:  0.80%
        BY OWNER)
-------------------------------------------------------------------------------- --------------
TOTAL POSSIBLE SEPARATE ACCOUNT CHARGES                                          o Guaranteed
---------------------------------------                                            Maximum:
        (ASSUMES HIGHEST GUARANTEED CHARGE COMBINATION OF OPTIONS IS SELECTED      4.15%
AT INCEPTION, SO IN ADDITION TO MORTALITY AND EXPENSE RISK CHARGE, ASSUMES THE
ACCOUNT ENHANCEMENT PACKAGE AND THE ACCOUNT PROTECTION PACKAGE BUT NOT THE
GUARANTEED MINIMUM ACCUMULATION BENEFIT.)
.........SINGLE OWNER                                                             o Current: 2.85%
.........JOINT SPOUSAL OWNERS                                                     o Current: 2.95%
-------------------------------------------------------------------------------- --------------
        The next table shows the minimum and maximum total operating expenses charged by the portfolio companies. The operating expenses are expressed as a percentage of average net assets for the year ended December 31, 2007. More detail concerning each portfolio company's fees and expenses is contained in the prospectus for each portfolio company.
----------------------------------------------------------------- --------------- --------------
TOTAL ANNUAL PORTFOLIO COMPANY OPERATING EXPENSES EXPENSES
    EXPENSES THAT ARE DEDUCTED FROM PORTFOLIO COMPANY ASSETS,
    INCLUDING MANAGEMENT FEES, DISTRIBUTION
    AND/OR SERVICE (12B-1) FEES, AND OTHER EXPENSES                     MAXIMUM       MINIMUM
----------------------------------------------------------------- --------------- --------------
Before any Waivers and Reductions                                       10.73% (1)    0.50% (2)
----------------------------------------------------------------- --------------- --------------

(1) Old Mutual VA Asset Allocation Balanced Portfolio (Service Class). The portfolio advisor has contractually agreed to limit the operating expense of the portfolio (inclusive of management fees and other expenses, exclusive of interest, taxes, brokerage costs, dividend and interest expense on short sales, litigation, indemnification and extraordinary expenses) to an annual rate (as a percentage of the portfolio's average daily net assets) of 1.30% through April 30, 2009.
(2) PIMCO VIT Money Market Portfolio.

BEACON NAVIGATOR PROSPECTUS          - 4 -

| |     EXAMPLES OF EXPENSES

        The Examples below are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity policies. These costs include Contract owner transaction expenses, contract fees, separate account annual expenses, and underlying portfolio fees and expenses.

        The Examples assume that you invest $10,000 in the Contract for the time periods indicated. The Examples also assume that your investment has a 5% return each year and assume the underlying portfolio and Contract fees and expenses indicated. THE EXAMPLE AMOUNTS ARE ILLUSTRATIVE ONLY, AND SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. YOUR ACTUAL EXPENSES MAY BE HIGHER OR LOWER THAN THOSE SHOWN IN THE CHART. Please note that although the examples assume $10,000 premium to aid comparisons, our minimum premium for this Contract is $20,000.

            ----------------------------- ---------------------------- ----------------------------
              Surrender Contract at the    Annuitize Contract at the       Contract is neither
               end of the time period.      end of the time period.          surrendered nor
                        ($)                          ($)                    annuitized. ($)
            ----------------------------- ---------------------------- ----------------------------
              1 Yr   3 Yr   5 Yr   10 Yr   1 Yr  3 Yr   5 Yr  10 Yr    1 Yr   3 Yr   5 Yr  10 Yr
 ---------------------------------------- ---------------------------- ----------------------------
Maximum
Contract    $2,198  $4,542 $6,439 $10,098 $2,198 $4,542 $6,439 $10,098 $1,566 $4,211 $6,343 $10,098
Expenses (1)
 ---------------------------------------- ---------------------------- ----------------------------
 Minimum
Contract      $953  $1,241 $1,427  $2,391   $953 $1,241 $1,427 $2,391    $210   $648 $1,112  $2,391
Expenses (2)
 ---------------------------------------- ---------------------------- ----------------------------

(1) MAXIMUM CONTRACT EXPENSE FEES. This example assumes maximum combination of highest guaranteed charge options of 2.00% for Separate Account annual expenses (our current Separate Account annual expenses are 1.55%), a $600 annual guaranteed maximum Contract fee (although our current Contract fee is $0), 2.15% of Contract Value guaranteed maximum annual expenses for optional packages (Account Enhancement Package and Account Protection Package for a single life; current total charges are 1.30%), plus the maximum fees and expenses before any waivers or reductions of any of the portfolio companies (10.73%).

(2) MINIMUM CONTRACT EXPENSE FEES. This example assumes only current charges of 1.55% for Separate Account annual expenses, plus the minimum fees and expenses after any waivers or reductions of any of the portfolio companies (0.50%).


FINANCIAL INFORMATION
--------------------------------------------------------------------------------

        We provide Accumulation Unit value history for each Separate Account Subaccount in this prospectus' APPENDIX A. Financial statements of the Separate Account Subaccounts and of OM Financial Life Insurance Company are included in the Statement of Additional Information. To learn how to get a copy of the Statement of Additional Information, see the front or back page of this prospectus.


CONTRACT SUMMARY
PLEASE READ EACH SECTION OF THIS PROSPECTUS FOR ADDITIONAL DETAIL.
--------------------------------------------------------------------------------

        The BEACON NAVIGATOR Contract is a deferred variable annuity savings vehicle offering a variety of allocation options to help meet long-term financial goals. The Contract includes options for you to select to meet your particular needs; not all are available in all states. Charges are discussed in this prospectus' CHARGES and CHARGES EXPLAINED sections. You can allocate premiums among allocation options identified on this prospectus' cover and discussed in the ALLOCATION OPTIONS section.

        You, the Contract Owner, have all rights to exercise the terms of this Contract while it is in force. You have the right to receive Contract annuity benefits during the annuity income period, and once those payments begin, you cannot change them. Subject to qualified plan or other tax limitations and before the Annuity Date, you may change your Contract's designated annuitant. Your named beneficiary(ies) only have rights to Contract proceeds once they become payable due to your death. A beneficiary may elect to receive his/her share of Contract proceeds pursuant to an Annuity Income Option or in a lump sum. Unless a beneficiary designation is irrevocable, is also a Joint Owner of the Contract, or is your spouse under a qualified plan with certain beneficiary rights (described in this Prospectus), at any time prior to your death, you may change your Contract beneficiary. A Beneficiary who is your spouse or Joint Owner may have rights to continue the Contract.

                        The Contract accumulates capital on a tax-deferred basis. The purchase of a Contract to fund a tax-qualified retirement plan account does not provide additional tax deferred treatment beyond the treatment provided by the plan itself. However, the Contract provides benefits such as lifetime income payments and family protection through death benefits.


BEACON NAVIGATOR PROSPECTUS          - 5 -

        ACCUMULATION PERIOD. During the accumulation period, earnings in the Contract are not taxed. During this period, you can invest additional money into the Contract, transfer amounts among the allocation options, and withdraw some or all of your Contract Value. Expanded withdrawal rights are available to you if you meet Contract requirements for nursing home care or terminal illness. Some restrictions may apply to transfers (especially into and out of General Account options). Withdrawals may be subject to a withdrawal charge, income tax and a penalty tax.

        ANNUITY INCOME PERIOD. The accumulation period ends and the annuity income period begins on a date you select but not later than the Contract Anniversary nearest the annuitant's 100th birthday. If you do not specify a date, the Annuity Date will be the later of the first Contract Anniversary after the annuitant's 90th birthday or the 14th Contract Anniversary. During the annuity income period, we will make periodic payments to the Owner, unless you specify otherwise. You can usually select payments that are guaranteed to last for the annuitant's entire life or for some other period. Some or all of each payment will be taxable. The Account Protection Package, an optional benefit available for an additional charge and described in this prospectus' IMPORTANT CONTRACT PROVISIONS section, provides an alternative method of accessing your Contract Value.

| |     CONTRACT OPERATION & FEATURES

PREMIUMS.
        o       Minimum initial premium: $20,000.
        o       Required Contract Value: generally, $2,000 or more.
        o       Minimum additional premium: $50 per payment.
        o       Maximum issue age: 85.
        o Additional premium is not accepted, without our approval, on or after the later of (i) the Contract Anniversary following your or the annuitant's maximum issue age birthday, or (ii) the Annuity Date.

ALLOCATION OPTIONS.
        o You bear the risk of loss, including principal, but also have the opportunity for market growth in allocations to Separate Account Subaccounts, which in turn invest in corresponding underlying portfolios. General Account option allocations are invested in our general account, earn a guaranteed minimum interest rate plus an additional declared interest rate and we bear the risk of loss.
        o You may transfer among allocation options, subject to limits. Dollar cost averaging and portfolio rebalancing are available.

DEDUCTIONS FROM ASSETS. (SEE CHARGES ON NEXT PAGES.)

ACCESS TO CONTRACT VALUE.
        o       Several annuity options are available.
        o       Guaranteed Minimum Withdrawal Benefits are available.

WITHDRAWALS.
        o Withdrawal charges apply to most withdrawals of Contract Value for 7 years after a premium is received, but are less for eligible nursing home or terminal illness withdrawals. Withdrawal charges do not apply to premium withdrawn up to an annual cumulative 10% of total premium paid each Contract Year. An optional feature, available for a charge, allows Contract Value to be withdrawn at the end of Contract Year 4 free of a withdrawal charge.
        o       Each withdrawal must be at least $100.

DEATH BENEFIT.
        o A standard death benefit is payable upon the death of the Owner unless an optional enhanced guaranteed minimum death benefit is elected and is payable.

OPTIONAL FEATURES.
        o Optional features available are listed in this prospectus' IMPORTANT CONTRACT PROVISIONS section and described throughout this prospectus. Most can only be elected at Contract issue.

| |     TAX-QUALIFIED PLANS

The Contract can be used to fund a tax-qualified plan such as an IRA or Roth IRA, SEP, or a rollover tax-sheltered annuity under Internal Revenue Service Revenue Ruling 90-24. It cannot be used to fund a 401(k), Roth 401(k), Roth 403(b), or defined benefit plans. The Contract does not provide additional tax deferral beyond any provided by the tax-qualified plan. You should consider whether the other benefits of the Contract would be of value to you. This Prospectus generally addresses terms that affect a non-tax-qualified annuity. If your Contract funds a tax-qualified plan, read the Qualified Plan Disclosures in this prospectus' APPENDIX B to see how they might change your Contract rights and requirements and the Tax Section with regard to required minimum distributions. Contact us if you have questions about the use of the Contract in these or other tax-qualified plans.

| |     CHANGES TO THE CONTRACT FORM

In addition to registering this Contract with the SEC as a security, this Contract also is filed with applicable state insurance departments. SEC registration does not constitute SEC approval of the Contract, and filing it with a state insurance department filing may not signify that department's approval of the Contract. We cannot change the terms of this Contract without filing an amended registration statement with the SEC; filing an amendment to the Contract with state insurance departments may also be required. Contract changes may be required to conform with changes in applicable law (including interpretations of existing law that has may be enforceable as precedence). We may also choose to change a feature or term of this Contract. We would notify you of any change to the Contract by issuing an amendment to this Prospectus and, if necessary, an amendment to the Contract. No agent selling this Contract may change any of its terms, and you may not waive protections required to be provided to you under applicable law.

BEACON NAVIGATOR PROSPECTUS          - 6 -

CHARGES EXPLAINED
--------------------------------------------------------------------------------

        The following adds to information provided in the CHARGES section. Please review this and the CHARGES sections for information on charges.

| |     WITHDRAWAL CHARGES

        We will deduct a withdrawal charge as shown in this prospectus' CHARGES section from Contract Value upon full surrender or partial withdrawals as described in the DISTRIBUTIONS section. We may also deduct a withdrawal charge from Contract Value applied to provide annuity payments on the date annuity income payments begin. This charge partially covers our distribution costs, including commissions and other promotional costs. Any deficiency is met from our general account, including amounts derived from anticipated profits from the mortality and expense risk charge.

        The amount of a partial withdrawal you request plus any withdrawal charge is deducted from the Contract Value on the date we receive your withdrawal request. Partial withdrawals (including any charge) are deducted from the Subaccounts and the General Account on a pro rata basis, unless you have specified a different allocation.

| |     ANNUAL CONTRACT FEE

        Currently, we do not assess a Contract Fee. We reserve the right to deduct a Contract fee of up to $50 on each Contract Anniversary from your Contract Value allocated to Subaccounts on the last Business Day of each Contract Year and upon a complete surrender. This fee would be levied by canceling Accumulation Units. It would be deducted from each Subaccount in the same proportion that the value in each Subaccount bears to the total Contract Value allocated to Subaccounts. If we imposed a Contract Fee, we would waive any Contract fee once the Contract Value of all variable annuity policies you own and issued by us is at least $50,000 on a Contract Anniversary. We will not levy a Contract Fee until we have given all Contract owners prior notice.

| |     MORTALITY AND EXPENSE RISK CHARGE

        We impose a daily fee to compensate us for the mortality and expense risks we have under the Contract. This fee is reflected in the Accumulation Unit values for each Subaccount. This fee is currently 1.55% of Separate Account assets annually and is guaranteed to never exceed 2%.

        Our MORTALITY RISK arises from our obligation to make annuity payments and to pay death benefits prior to the Annuity Date. The mortality risk we assume is that annuitants will live longer than we project, so our cost in making annuity payments will be higher than projected. However, an annuitant's own longevity, or improvement in general life expectancy, will not affect the periodic annuity payments we pay under your Contract. Another mortality risk we assume is that at your death the death benefit we pay will be greater than the Contract Value.

        Our EXPENSE RISK is that our costs to administer your Contract will exceed the amount we collect through administrative charges. We anticipate earning a profit on this charge, which will be available for any legitimate corporate purpose.

        If the mortality and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. If the withdrawal charge does not cover our Contract distribution costs, the deficiency is met from our general account assets, which may include amounts, if any, derived from this mortality and expense risk charge.

| |     TRANSFER FEE

        The first 20 transfers per Contract Year from Subaccounts or the General Account are free. A transfer fee of $20 may be imposed for any transfer in excess of 20 per Contract Year. The transfer fee is deducted pro rata from balances in all Subaccounts and General Account options receiving the amount transferred on a first-in first-out basis.

| |     TAX CHARGES

        Some states and municipalities levy a tax on annuities. We do not separately charge you for taxes levied upon investments in the Contract. The cost of such taxes are part of our expense risk we measure in determining Contract charges. We reserve the right to levy charges in the future for taxes (except for state premium taxes) or other economic burdens resulting from taxes that we determine are properly attributable to the Separate Account. We will not levy such charges until we have given all Contract owners prior notice.

BEACON NAVIGATOR PROSPECTUS          - 7 -

| |     FEES CHARGED BY THE PORTFOLIOS

        Each Subaccount's underlying portfolio has investment advisory fees and expenses. They are described in each portfolio's prospectus. A portfolio's fees and expenses are not deducted from your Contract Value. Instead, they are reflected in the daily value of portfolio shares which, in turn, will affect the daily Accumulation Unit value of the Subaccounts. These fees and expenses help to pay the portfolio's investment advisory and operating expenses.

| | OPTIONAL CHARGES FOR THE ACCOUNT PROTECTION PACKAGE AND THE ACCOUNT ENHANCEMENT PACKAGE

        The Account Protection Package and Account Enhancement Package include features that include additional mortality and expense risks as described in the "Mortality and Expense Risk Charge" provision, above. Those features are described in the IMPORTANT CONTRACT PROVISIONS section of this Prospectus which you should read together with the charges information in this prospectus' CHARGES section. If the charge for the Package you select does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. Charges are deducted DAILY from assets allocated to the Subaccounts on a pro-rata basis.

        Both the Account Protection Package and the Account Enhancement Package can only be elected upon your initial application for the Contract. Charges for the Account Protection Package end if and when this optional package is no longer in effect for your Contract. Since the Account Enhancement Package cannot be removed from your Contract once you elect it, charges for the Account Enhancement Package continue as long as you own your Contract.

        The optional guaranteed minimum accumulation benefit rider ("GMAB" Rider") and optional Account Protection Package cannot be owned at the same time. Only charges applicable to the selected option will apply. We impose a monthly fee to compensate us for the investment and expense risk of the optional guaranteed minimum accumulation benefit rider ("GMAB Rider"). This fee is deducted only from Separate Account Contract value allocated to a GMAB Rider. This fee is currently 0.80% of Separate Account assets annually and is guaranteed to never exceed 1.20%. Any increase to the current charge would only be applied to new allocations of Contract value to the Rider and would not take effect until our prospectus has been changed by amending our product registration with the Securities and Exchange Commission. Our INVESTMENT RISK arises from our obligation to guarantee a minimum level of growth of Contract Value regardless of the performance of the Contract's investment options. If the investment and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. This Rider can be elected at any time up to the owner's age 75. Once elected, charges for this Rider continue until all GMAB Rider guarantees end; Rider guarantees end at the end of the 10th Contract year after the last contract Value allocation to the Rider.

| |     OPTIONAL CHARGES FOR THE GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER

        The optional guaranteed minimum accumulation benefit rider ("GMAB" Rider") and optional Account Protection Package cannot be owned at the same time. Only charges applicable to the selected option will apply. We impose a monthly fee to compensate us for the investment and expense risk of the optional guaranteed minimum accumulation benefit rider ("GMAB Rider"). This fee is deducted monthly only from Separate Account Contract value allocated to a GMAB Rider. This fee is currently 0.80% of Separate Account assets annually and is guaranteed to never exceed 1.20%. Any increase to the current charge would only be applied to new allocations of Contract value to the Rider and would not take effect until our prospectus has been changed by amending our product registration with the Securities and Exchange Commission. Our INVESTMENT RISK arises from our obligation to guarantee a minimum level of growth of Contract Value regardless of the performance of the Contract's investment options. If the investment and expense risk charge does not cover our costs, we bear the loss, not you. If the charge exceeds our costs, the excess is our profit. This Rider can be elected at any time up to the owner's age 75. Once elected, charges for this Rider continue until all GMAB Rider guarantees end; Rider guarantees end at the end of the 10th Contract year after the last contract Value allocation to the Rider.

| |     WAIVER OF CERTAIN CHARGES

        When the Contract is sold in a manner that results in savings of sales or administrative expenses, we reserve the right to waive all or part of any fee we charge under the Contract (excluding fees charged by the portfolios). Factors we consider include one or more of the following: size and type of group to whom the Contract is issued; amount of expected premiums; relationship with us (employee of us or an affiliated company, receiving distributions or making transfers from other policies we or one of our affiliates issue or transferring amounts held under qualified retirement plans we or one of our affiliates sponsor); type and frequency of administrative and sales services provided; or level of annual maintenance fee and withdrawal charges. In an exchange of another Contract we or an affiliated company issued and where the withdrawal charge has been waived, the withdrawal charge for this Contract may be determined based on the dates premiums were received in the prior contract. Any fee waiver will not be discriminatory and will be done according to our rules in effect at the time the Contract is issued. We reserve the right to change these rules. Any waiver of sales and administrative chares will be done in compliance with the provisions of Rule 22c-2 under the Investment Company Act of 1940. The right to waive any charges may be subject to state approval.

BEACON NAVIGATOR PROSPECTUS          - 8 -

ALLOCATION OPTIONS
--------------------------------------------------------------------------------

                        THE VALUE OF YOUR POLICY WILL GO UP OR DOWN BASED
                        ON THE INVESTMENT PERFORMANCE OF THE SUBACCOUNTS YOU CHOOSE. The investment results of each Subaccount are likely to differ significantly, and vary over time. They do not earn a fixed interest rate. Please consider carefully, and on a continuing basis, which allocation options best suit your long-term insurance and investment objectives and risk tolerance.

        We recognize you have very personal goals and investment strategies. The Contract allows you to choose from a wide array of investment and General Account options - each chosen for its potential to meet specific investment and other objectives.

        You may allocate all or a part of your premiums among the Separate Account Subaccounts or to the currently available General Account options, subject to any applicable requirements. Allocations must be in whole percentages and total 100%.

| |     SEPARATE ACCOUNT AND ITS
        SUBACCOUNTS

                        THE UNDERLYING PORTFOLIOS OF THE SUBACCOUNTS ARE NOT PUBLICLY TRADED MUTUAL FUNDS, AND ARE NOT THE SAME AS PUBLICLY TRADED MUTUAL FUNDS WITH VERY SIMILAR NAMES.

                        Even if the investment objectives and policies of some underlying portfolios available through Contract's Subaccounts may be very similar to the investment objectives and policies of publicly traded mutual funds that may be managed by the same investment adviser, the investment performance and results of the portfolios available under the Contract may vary significantly from the investment results of such other publicly traded mutual funds. The portfolios are designed primarily as investments for variable annuity and variable life insurance policies issued by insurance companies.

                        Read the prospectuses for the underlying portfolios together with this prospectus for more information.

        When you allocate investments to the Separate Account, those investments are placed in a Subaccount of the Separate Account, and the Subaccount in turn invests in an underlying portfolio. Each underlying portfolio is an open-end investment management company. Your Contract Value depends directly on the investment performance of the underlying portfolios of the Subaccounts that you select as adjusted for fees and charges.

        The Separate Account is registered with the SEC as a unit investment trust. However, the SEC does not supervise the management or the investment practices or policies of the Separate Account or us. The Separate Account was established as our separate investment account under Maryland law on July 31, 2006. Under Maryland law, we own the Separate Account assets, but they are held separately from our other assets and are not charged with any liability or credited with any gain of business unrelated to the Separate Account. Any and all distributions made by the underlying portfolios, with respect to the shares held by the Separate Account, will be reinvested in additional shares at net asset value. We are responsible to you for meeting the obligations of the Contract, but we do not guarantee the investment performance of any of the Subaccounts' underlying portfolios. We do not make any representations about their future performance.

    YOU BEAR THE RISK THAT THE SUBACCOUNTS YOU SELECT MAY FAIL TO MEET THEIR OBJECTIVES, THAT THEY COULD GO DOWN IN VALUE, AND THAT YOU COULD LOSE PRINCIPAL.

        Each underlying portfolio operates as a separate investment fund, and the income or losses of one generally has no effect on the investment performance of any other. The portfolios are generally a series of a multiple portfolio series mutual fund. Complete descriptions of each underlying portfolio's investment objectives and restrictions and other material information related to an investment in the Contract's Subaccounts are contained in the prospectuses for each portfolio which accompany this prospectus. THERE IS NO ASSURANCE THE INVESTMENT OBJECTIVES WILL BE MET.

This information is just a summary for each underlying portfolio. Read the series fund prospectus for an underlying portfolio for more information about that portfolio, including detailed information about the portfolio's fees and expenses, investment strategy and investment objective. To get a copy of any portfolio prospectus, contact your representative or us as shown on the Table of Contents page or the last page of this prospectus.

BEACON NAVIGATOR PROSPECTUS          - 9 -

---------------------------------------- -------------------------------------------------------
      Separate Account Portfolio                               Fund Type
---------------------------------------- -------------------------------------------------------
                                          Offered through ALLIANCEBERNSTEIN VARIABLE PRODUCTS
           ALLIANCEBERNSTEIN                               SERIES FUND, INC.
                                                    Advised by ALLIANCEBERNSTEIN LP
---------------------------------------- -------------------------------------------------------
VPS INTERNATIONAL GROWTH PORTFOLIO B                   International Large Blend
---------------------------------------- -------------------------------------------------------
VPS INTERNATIONAL VALUE PORTFOLIO B                    International Large Value
---------------------------------------- -------------------------------------------------------
     AMERICAN CENTURY INVESTMENTS              Offered through AMERICAN CENTURY VARIABLE
                                                           PORTFOLIOS, INC.
                                          Advised by AMERICAN CENTURY INVESTMENT MANAGEMENT, INC.
---------------------------------------- -------------------------------------------------------
VP INCOME & GROWTH FUND II                                  Large Cap Value
---------------------------------------- -------------------------------------------------------
VP INTERNATIONAL CLASS FUND II                           Foreign Large Growth
---------------------------------------- -------------------------------------------------------
VP MID CAP VALUE FUND II                                     Mid Cap Value
---------------------------------------- -------------------------------------------------------
VP VALUE FUND II                                            Multi-Cap Value
---------------------------------------- -------------------------------------------------------
                                         Offered through FRANKLIN TEMPLETON VARIABLE INSURANCE
     FRANKLIN TEMPLETON                                     PRODUCTS TRUST
                                                      Advised by SEE FOOTNOTES
---------------------------------------- -------------------------------------------------------
FRANKLIN GLOBAL COMMUNICATION                         Specialty - Communications
SECURITIES FUND  - CLASS 2 (1)
---------------------------------------- -------------------------------------------------------
MUTUAL DISCOVERY SECURITIES FUND -                        World Stock (Blend)
CLASS 2(2)
---------------------------------------- -------------------------------------------------------
MUTUAL SHARES SECURITIES FUND - CLASS                       Large Cap Value
2(2)
---------------------------------------- -------------------------------------------------------
FRANKLIN U.S. GOVERNMENT FUND - CLASS 2                  Government Securities
---------------------------------------- -------------------------------------------------------
TEMPLETON DEVELOPING MARKETS                            Emerging Markets Equity
SECURITIES FUND - CLASS 2(3)
---------------------------------------- -------------------------------------------------------
TEMPLETON GLOBAL ASSET ALLOCATION                          World Allocation
SECURITIES FUND - CLASS 2(4)
---------------------------------------- -------------------------------------------------------
TEMPLETON GLOBAL INCOME SECURITIES                            World Bond
FUND - CLASS 2(1)
---------------------------------------- -------------------------------------------------------
                                          Offered through Legg Mason Partners Variable Income
              LEGG MASON                 Trust* and Legg Mason Partners Variable Equity Trust+
                                           advised by Legg Mason Partners Fund Advisor, LLC
---------------------------------------- -------------------------------------------------------
VARIABLE SMALL CAP GROWTH PORTFOLIO II+                    Small Cap Growth
---------------------------------------- -------------------------------------------------------
VARIABLE STRATEGIC BOND PORTFOLIO II*                            Bond
---------------------------------------- -------------------------------------------------------
VARIABLE FUNDAMENTAL VALUE PORTFOLIO II+                         Value
---------------------------------------- -------------------------------------------------------
VARIABLE AGGRESSIVE GROWTH PORTFOLIO  II+                       Growth
---------------------------------------- -------------------------------------------------------
           NEUBERGER BERMAN              Offered through Neuberger Berman Advisers Management
                                                                 Trust
                                              Advised by Neuberger Berman Management Inc.
---------------------------------------- -------------------------------------------------------
AMT LIMITED MATURITY BOND PORTFOLIO                         Short-term Bond
CLASS I
---------------------------------------- -------------------------------------------------------
AMT PARTNERS PORTFOLIO CLASS I                                Large Blend
---------------------------------------- -------------------------------------------------------
AMT REGENCY PORTFOLIO CLASS S                                Mid Cap Value
---------------------------------------- -------------------------------------------------------
AMT GUARDIAN PORTFOLIO CLASS S                             Large Cap Growth
---------------------------------------- -------------------------------------------------------
AMT MIDCAP GROWTH PORTFOLIO CLASS S                         Mid Cap Growth
---------------------------------------- -------------------------------------------------------
      OLD MUTUAL (SERVICE CLASS)               Offered through OLD MUTUAL ADVISOR FUNDS
                                                  Advised by OLD MUTUAL CAPITAL, INC.
---------------------------------------- -------------------------------------------------------
VA ASSET ALLOCATION BALANCED PORTFOLIO                      Asset Allocation
---------------------------------------- -------------------------------------------------------
VA ASSET ALLOCATION CONSERVATIVE                            Asset Allocation
PORTFOLIO
---------------------------------------- -------------------------------------------------------
VA ASSET ALLOCATION MODERATE GROWTH                         Asset Allocation
PORTFOLIO
---------------------------------------- -------------------------------------------------------


(1) Advised by Franklin Advisers, Inc.
(2) Advised by Franklin Mutual Advisers, LLC

(3) Advised by Templeton Asset Management Ltd. (TAML)
(4) Advised by Templeton Investment Counsel, LLC


BEACON NAVIGATOR PROSPECTUS              - 10 -

---------------------------------------- -------------------------------------------------------
      Separate Account Portfolio                               Fund Type
---------------------------------------- -------------------------------------------------------

     PIMCO (ADMINISTRATIVE CLASS)           Offered through PIMCO VARIABLE INSURANCE TRUST
                                         Advised by PACIFIC INVESTMENT MANAGEMENT COMPANY LLC
---------------------------------------- -------------------------------------------------------
VIT HIGH YIELD PORTFOLIO                                    High Yield Bond
---------------------------------------- -------------------------------------------------------
VIT LONG-TERM U.S. GOVERNMENT PORTFOLIO                     Government Bond
---------------------------------------- -------------------------------------------------------
VIT COMMODITY REAL RETURN (TM) STRATEGY                Specialty - Natural Resources
PORTFOLIO
---------------------------------------- -------------------------------------------------------
VIT GLOBAL BOND PORTFOLIO (UNHEDGED)                          World Bond
---------------------------------------- -------------------------------------------------------
VIT MONEY MARKET PORTFOLIO                                   Money Market
---------------------------------------- -------------------------------------------------------
VIT REAL RETURN PORTFOLIO                              Inflation Protected Bond
---------------------------------------- -------------------------------------------------------
VIT TOTAL RETURN PORTFOLIO                              Intermediate Term Bond
---------------------------------------- -------------------------------------------------------
                PIONEER                    Offered through PIONEER VARIABLE CONTRACTS TRUST
                                                           (CLASS II SHARES)
                                            Advised by PIONEER INVESTMENT MANAGEMENT, INC.
---------------------------------------- -------------------------------------------------------
CULLEN VALUE VCT PORTFOLIO II                               Large Cap Value
---------------------------------------- -------------------------------------------------------
EQUITY INCOME VCT PORTOFLIO II                              Large Cap Value
---------------------------------------- -------------------------------------------------------
PIONEER FUND VCT PORTFOLIO II                                 Large Blend
---------------------------------------- -------------------------------------------------------
HIGH YIELD VCT PORTFOLIO II                                 High Yield Bond
---------------------------------------- -------------------------------------------------------
SMALL CAP VALUE VCT PORTFOLIO II                            Small Cap Value
---------------------------------------- -------------------------------------------------------
STRATEGIC INCOME VCT PORTFOLIO II                          Multi-sector Bond
---------------------------------------- -------------------------------------------------------
         ROYCE (SERVICE CLASS)                    Offered through ROYCE CAPITAL FUND
                                                  Advised by ROYCE & ASSOCIATES, LLC
---------------------------------------- -------------------------------------------------------
MICRO-CAP PORTFOLIO                                         Small Cap Blend
---------------------------------------- -------------------------------------------------------
          T. ROWE PRICE                     Offered through T. ROWE PRICE EQUITY SERIES, INC.
                                               Advised by T. ROWE PRICE ASSOCIATES, INC.
---------------------------------------- -------------------------------------------------------
BLUE CHIP GROWTH PORTFOLIO-II                               Large Cap Growth
---------------------------------------- -------------------------------------------------------
EQUITY INCOME PORTFOLIO-II                                  Large Cap Value
---------------------------------------- -------------------------------------------------------
HEALTH SCIENCES PORTFOLIO-II                               Specialty - Health
---------------------------------------- -------------------------------------------------------
             THIRD AVENUE                 Offered through THIRD AVENUE VARIABLE SERIES TRUST
                                                Advised by THIRD AVENUE MANAGEMENT LLC
---------------------------------------- -------------------------------------------------------
THIRD AVENUE VALUE PORTFOLIO                                Multi-Cap Value
---------------------------------------- -------------------------------------------------------
      VAN KAMPEN / MORGAN STANLEY         Offered through THE UNIVERSAL INSTITUTIONAL FUNDS, INC.
                                         Advised by MORGAN STANLEY INVESTMENT MANAGEMENT INC.
                                                           DBA "VAN KAMPEN"
---------------------------------------- -------------------------------------------------------
UIF CORE PLUS FIXED INCOME PORTFOLIO II                 Intermediate Term Bond
---------------------------------------- -------------------------------------------------------
UIF EMERGING MARKETS DEBT PORTFOLIO II                   Emerging Markets Bond
---------------------------------------- -------------------------------------------------------
UIF MID CAP GROWTH PORTFOLIO II                             Mid Cap Growth
---------------------------------------- -------------------------------------------------------
UIF MID-CAP VALUE PORTFOLIO II                               Mid Cap Value
---------------------------------------- -------------------------------------------------------
                                                 Offered through LIFE INVESTMENT TRUST
                                                Advised by VAN KAMPEN ASSET MANAGEMENT
---------------------------------------- -------------------------------------------------------
VK LIT GROWTH AND INCOME PORTFOLIO II                       Large Cap Value
---------------------------------------- -------------------------------------------------------

        ADDING, DELETING, OR SUBSTITUTING SUBACCOUNTS
        We do not control the Subaccounts' underlying portfolios, so we cannot guarantee that any of the portfolios will always be available. We retain the right to change the investments of the Separate Account, and to eliminate the shares of any Subaccount's underlying portfolio and substitute shares of another series fund portfolio. If the shares of the underlying portfolio are no longer available for investment or if, in our judgment, investment in the portfolio would be inappropriate in view of the purposes of the Separate Account and the Contracts, we will first notify you and receive any necessary SEC and state approval before making such a change.

        New Subaccounts and related underlying portfolios may be added, or existing portfolios eliminated, when, in our sole discretion, conditions warrant a change. If a portfolio is eliminated, we will ask you to reallocate any amount in the eliminated portfolio. If you do not reallocate these amounts, when the fund being eliminated is unaffiliated with us we will automatically reinvest them in the PIMCO VIT Money Market Subaccount. Not all new Subaccounts may be made available under this Contract.

        If we make a portfolio substitution or change, we may change the Contract to reflect the substitution or change. Our Separate Account may be (i) operated as an investment management company or any other form permitted by law,
(ii) deregistered with the SEC if registration is no longer required, or (iii) combined with one or more other separate accounts. To the extent permitted by law, we also may transfer assets of the Separate Account to other accounts.

BEACON NAVIGATOR PROSPECTUS          - 11 -

| |     GENERAL ACCOUNT OPTIONS

                        Amounts allocated to the General Account become assets of our general account. Benefits funded through the general account are not securities, have not been registered with the SEC and are not subject to SEC regulation, nor is the general account registered as an investment company with the SEC. SEC staff have not reviewed the General Account disclosures in this prospectus. Disclosures about the General Account in this prospectus are subject to the anti-fraud provisions of securities laws.

        We offer General Account options ("General Account"), where we bear the investment risk in that you are guaranteed to never earn less than the minimum interest rate required by state law. We currently offer a 1-year General Account Option and 6-month and 12-month dollar cost averaging options (DCA options). The effective interest rate on the DCA options will be less than the declared rate because of the declining balance held in the options. Additional General Account options of differing durations and declared interest rates may be available from time to time and made available by rider. We also reserve the right not to offer any General Account options. With regard to all current and future General Account Options, we reserve the right to impose restrictions on the amount of Contract Value allocated to one or all General Account Options or on the amount of premium that you may allocate into a General Account option or that you may transfer into a General Account option. We will notify you of any of these changes. We have sole discretion over how assets allocated to the General Account are invested, and we bear the risk that those assets will perform better or worse than the amount of interest we have declared or the minimum guaranteed interest rate. The focus of this prospectus is to disclose the Separate Account aspects of the Contract. Refer to the Contract for details regarding the General Account options.


        DECLARED INTEREST RATE. We offer a declared interest rate on all General Account options which we reset periodically, but no more frequently than annually for existing allocations. New premium allocations and transfers will be credited with the declared rate we are offering on the date of the transaction. This declared interest rate will never be less than the minimum allowed by state law at the time we issue your Contract. We guarantee the declared interest rate for the period specified, but do not guarantee the declared interest rate for the duration of any Contract. In this regard, should you transfer to the Subaccounts and back to the General Account, we reserve the right to have the declared interest rate be the rate currently being offered to new Contracts and subsequent premiums and not the rate that you were receiving previously. We also reserve the right to change the minimum guaranteed interest rate for newly issued Contracts and subsequent premium, subject to applicable state law. The Declared Rate may also vary between General Account options should additional options become available.

| |     TRANSFERS

        The Contract is designed for long-term investment, not for use with professional "market timing" services or use with programmed, large or frequent transfers. Excessive transfers could harm other Contract Owners, annuitants and beneficiaries by having a detrimental effect on Subaccount underlying portfolio management and resulting in the dilution of the value of the related Subaccount's holdings and the Contract Owners' interests. In addition to the right of the portfolio to impose redemption fees on short-term trading, WE RESERVE THE RIGHT TO REJECT ANY SPECIFIC PREMIUM ALLOCATION OR TRANSFER REQUEST, IF IN THE JUDGMENT OF AN UNDERLYING PORTFOLIO'S ADVISER, A SUBACCOUNT PORTFOLIO WOULD BE UNABLE TO INVEST EFFECTIVELY IN ACCORDANCE WITH ITS INVESTMENT OBJECTIVES AND POLICIES, OR IF CONTRACT OWNERS WOULD OTHERWISE POTENTIALLY BE ADVERSELY AFFECTED.

        Transferring money out of a Subaccount within 30 days of a purchase may be considered market timing. However, any Subaccount underlying portfolio fund advisor may establish its own standards, and each transaction may be evaluated on its own. Ultimately the portfolio fund advisor has the authority to make this determination.

        Subject to restrictions during the "right to examine period" and prior to the Annuity Date, you may transfer Contract Value from one Subaccount to another, from the Separate Account to the General Account, or from the General Account to any Subaccount, subject to these rules:

        TRANSFER RULES:
        o We must receive a request for the transfer - either Written Notice, an authorized telephone transaction, or by Internet when available. Transfer requests by facsimile, telephone, or Internet must be sent to us by 4:00 p.m. Eastern Time for same-day processing. Requests received after this time are processed on the next trading day. Fax requests must be sent to us at 770-690-1967. If requests are faxed elsewhere, we will process them as of the day they are received by our trading unit.
        o Transfer requests other than by U.S. regular mail may be denied to a Contract Owner that has engaged in short term trading.
        o The transferred amount must be at least $500, or the entire Subaccount or General Account option value if it is less. (If the value remaining after a transfer will be less than $500 in a Subaccount or General Account option, we will include that amount as part of the transfer.)
                - The Portfolio Rebalancing systematic transfer programs have no minimum transfer limits. However, transfers pursuant to either of these programs can only be made to Subaccounts and not to General Account options.

BEACON NAVIGATOR PROSPECTUS          - 12 -

        o The first 20 transfers each Contract Year are free. Thereafter, transfers may result in a $20 charge for each transfer. The Transfer Fee is deducted on a pro-rata basis from balances in all Subaccount and General Account receiving the amount transferred on a first-in first-out basis. Transfers under any systematic transfer program DO count toward the 20 free transfer limit.
        o At any time, the Contract Value allocated to the 1-year Fixed Interest Account may be subject to limitations as to amount as a result of a transfer and other restrictions as to timing.
        o A transfer is considered any single request to move Contract Value from one or more Subaccounts or General Account option to one or more of the other Subaccounts or General Account options.
        o We reserve the right to limit transfers, or to modify transfer privileges, and we reserve the right to change the transfer rules at any time.
        o If the Contract Value in any Subaccount falls below $500, we may transfer the remaining balance, without charge, to the PIMCO VIT Money Market Subaccount.
        o In the event you authorize telephone or Internet transfers, we are not liable for telephone or Internet instructions that we in good faith believe you authorized. We will employ reasonable procedures to confirm that instructions are genuine.

| |     THIRD-PARTY SERVICES

        Where permitted and subject to our rules, we may accept your authorization to have a third party (such as your sales representative or someone else you name) exercise transfers or investment allocations on your behalf. THIRD-PARTY TRANSFERS AND ALLOCATIONS ARE SUBJECT TO THE SAME OR MORE RESTRICTIVE RULES AS ALL OTHER TRANSFERS AND ALLOCATIONS. You can make this election on the application or by sending us Written Notice. Please note that any person or entity you authorize to make transfers or allocations on your behalf, including any investment advisory, asset allocation, or money management service, does so independently from any agency relationship they may have with us for the sale of the Policies. THEY ARE ACCOUNTABLE TO YOU ALONE FOR SUCH TRANSFERS OR ALLOCATIONS. We are not responsible for such transfers or allocations on your behalf, or recommendations to you, by such third-party services. You should be aware that fees charged by such third parties for their service are separate from and in addition to fees paid under the Contract.

| |     DISRUPTIVE TRADING PROCEDURES

                        Organizations or individuals that use market timing investment strategies and make frequent or other disruptive transfers should not purchase the Policy.

        The Contract is not designed to serve as a vehicle for frequent trading in response to short-term fluctuations in the market. Such frequent trading, programmed transfers, or transfers that are large in relation to the total assets of an underlying portfolio can disrupt management of an underlying portfolio's expenses and dilute the value of its assets. This in turn can hurt performance of an affected Subaccount and therefore hurt your Contract's performance.

        We may establish earlier deadlines for authorized third parties executing simultaneous transfers for blocks of policies. We reserve the right to reject or restrict, in our sole discretion, transfers initiated by an organization or individual or other party authorized to give transfer instructions. We further reserve the right to impose restrictions on transfers that we determine, in our sole discretion, will disadvantage or potentially hurt the rights or interests of other Contract Owners. Restrictions may include changing, suspending or terminating telephone, on-line and facsimile transfer privileges. We will also enforce any underlying portfolio manager's own restrictions imposed upon transfers considered by the manager to be disruptive. Our disruptive trading procedures may vary from Subaccount to Subaccount, and may also vary due to differences in operational systems and contract provisions. Any Subaccount restrictions will be uniformly applied.

        There is no assurance that the measures we take will be effective in preventing market timing or other excessive transfer activity. Our ability to detect and deter disruptive trading and to consistently apply our disruptive trading procedures may be limited by operational systems and technological limitations. The discretionary nature of our disruptive trading procedures may result in some Contract owners being able to market time while other Contract owners bear the harm associated with timing. Also, because other insurance companies and retirement plans may invest in underlying portfolios, we cannot guarantee that underlying portfolios will not suffer harm from disruptive trading by owners of interests in those portfolios via contracts issued by such insurance companies and retirement plans.

        EXCESSIVE TRANSFERS
        We reserve the right to restrict transfers if we determine you are engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we will consider, among other things:
        o       the total dollar amount being transferred;
        o       the number of transfers you make over a period of time;
        o whether your transfers follow a pattern designed to take advantage of short term market fluctuations, particularly within certain underlying portfolios;
        o whether your transfers are part of a group of transfers made by a third party on behalf of individual Contract Owners in the group; and
        o the investment objectives and/or size of the underlying portfolio.


BEACON NAVIGATOR PROSPECTUS          - 13-

        THIRD PARTY TRADERS
        We reserve the right to restrict transfers by any representative, firm or any other third party authorized to initiate transfers on behalf of multiple Contract Owners if we determine such third party trader is engaging in a pattern of transfers that may disadvantage Contract Owners. In making this determination, we may, among other things:
        o reject the transfer instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or
        o reject the transfer or exchange instructions of individual Contract Owners who have executed transfer forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner.

We will notify affected Contract Owners if we change transfer limits, modify transfer procedures or refuse to complete a transfer. Transfers made pursuant to participation in a dollar cost averaging, portfolio rebalancing, earnings sweep or asset allocation program are not subject to these disruptive trading procedures. See the sections of the Prospectus describing those programs for the rules of each program.

| |     SYSTEMATIC TRANSFER PROGRAMS

        We offer several systematic transfer programs. We reserve the right to alter or terminate these programs upon thirty days written notice.

o       DOLLAR COST AVERAGING
        The Dollar Cost Averaging Program ("DCA Program") allows you to automatically transfer, on a monthly basis, a set dollar amount or percentage from a General Account six-month or twelve-month DCA option designed for the program ("DCA Account") or the PIMCO VIT Money Market Subaccount to other Subaccounts excluding the PIMCO VIT Money Market Subaccount. Requested percentages are converted to a dollar amount. You can begin a DCA Program when you purchase the Contract or later, although only the PIMCO VIT Money Market Subaccount can be used for DCA Programs using existing Contract Value instead of new contributions. Once you allocate Contract assets to the six-month or twelve month DCA Program, the scheduled distribution to other allocation options cannot change and additional withdrawals cannot be made from any DCA Accounts. You can have more than one DCA Account active at a time, with different automatic transfer instructions. In the case of transfers from a General Account six-month or twelve-month option or Subaccounts with a stable unit value to other Subaccounts, this can let you pay a lower average cost per unit over time than you would receive if you made a one-time purchase. Transfers from the more volatile Subaccounts may not result in lower average costs and such Subacounts may not be an appropriate source of dollar cost averaging transfers in volatile markets. There is no guarantee that a DCA Program will result in a higher Contract Value, protect against a loss, or otherwise achieve your investment goals. The DCA Program may not be available in all states and in all markets or through all broker-dealers who sell the Contracts.

        DOLLAR COST AVERAGING PROGRAM RULES:
        o       There is no additional charge for the DCA Program.
        o Contract premium to be dollar cost averaged is first allocated to a DCA Account or the PIMCO VIT Money Market Subaccount pursuant to your instructions. After the Contract Date, Contract Value to be dollar cost averaged is then dollar cost averaged into other Subaccounts pursuant to your instructions. In states requiring return of premium when the Contract is voided during a `free look' period and all states when a Contract is issued to fund a tax-qualified plan (which generally require `free look' periods), Contract Value remains in the designated DCA Account or PIMCO VIT Money Market Subaccount until after the end of the `free look' period and is then dollar cost averaged into other Subaccounts pursuant to your instructions.
        o The initial DCA transfer occurs on the first Business Day after the end of the Contract Date or `free look' period as described above. Subsequent DCA Program transfers occur on the same date each subsequent month of the DCA Program. The last DCA transfer of the DCA Program allocates the entire amount remaining n the DCA Account or PIMCO VIT Money Market Subaccount into other Subaccounts pursuant to your instructions.
        o We must receive notice of your election or request to terminate a DCA Program by Written Notice, by telephone transaction instruction, or by Internet when available. Termination instructions must direct how assets remaining in a DCA account should be reallocated.
        o The minimum transfer amount out of a DCA Account or the PIMCO VIT Money Market Subaccount is the lesser of $500 or the balance in the DCA Account or PIMCO VIT Money Market Subaccount.
        o A DCA Program will terminate when the amount remaining in the DCA Account or PIMCO VIT Money Market Subaccount is less than $500. This remaining amount will be transferred and the dollar cost averaging program will terminate.
        o Additional withdrawals may not be made from the six-month or twelve month DCA Program. Additional withdrawals are permitted from the PIMCO VIT Money Market
        o Dollar Cost Averaging is not available when the Portfolio Rebalancing Program is elected.

BEACON NAVIGATOR PROSPECTUS          - 14 -

o       PORTFOLIO REBALANCING
        The Portfolio Rebalancing program allows you to rebalance your Contract Value in Subaccounts to maintain a specified allocation among your selected Subaccount investments. You may change your rebalancing allocation instructions at any time. Any change will be effective when the next rebalancing occurs.

        PORTFOLIO REBALANCING PROGRAM RULES:
        o There is no additional charge for the Portfolio Rebalancing program.
        o       General Account options are excluded from this program.
        o You must request the rebalancing program, give us your rebalancing instructions, or request to end this program either by Written Notice, by telephone transaction instruction, or by Internet when available.
        o You may have rebalancing occur quarterly, semi-annually or annually.
        o Portfolio rebalancing is not available when the Dollar Cost Averaging Program is elected.


| |     ASSET ALLOCATION OPTIONS

        We offer two ways for you to achieve asset allocation of your Contract Value, at no additional cost. You also always have the ability to construct your own asset allocation plan from among the allocation options available in your Contract. Although asset allocation programs are intended to mitigate investment risk, there is still a risk that investing pursuant to a model will still lose value, including principal. The optional Account Protection Package, described in the IMPORTANT CONTRACT PROVISIONS section of this prospectus, includes participation in one of the following asset allocation options among its required allocation options..

o       OLD MUTUAL VA ASSET ALLOCATION SUBACCOUNTS
        We offer several Subaccounts whose underlying Old Mutual VA Asset Allocation Portfolio investment objectives seek to replicate asset allocation diversification suitable for investors with identified risk tolerances and investment objectives. If you prefer to invest your funds in one of these asset allocation Subaccounts that is itself diversified for investor risk tolerances and investment objectives, you may wish to use the Investor Questionnaire as a tool to help you determine your investor style that best matches the investment objectives of one of the Old Mutual VA Asset Allocation Subaccounts. Your use of the Investor Questionnaire in this manner does not create an investment advisory relationship with us or Old Mutual Capital, Inc. ("OMCAP"), our affiliate and the investment advisor for the underlying Old Mutual VA Asset Allocation portfolios. You should consult with your financial and tax professional about your specific situation.

o       OM FINANCIAL ASSET ALLOCATION MODELS
        OMCAP utilizes the recommendations of Standard & Poor's Investment Advisory Services ("SPIAS") to develop asset-allocation models that provide specific asset-class and Subaccount diversification recommendations corresponding to five risk tolerance levels.

        OMCAP serves as your investment adviser fiduciary for this program solely for purposes of development of the OM Financial Asset Allocation Models and periodic updates to the Models, based upon recommendations by SPIAS, and for providing instructions to us with respect to allocation of your initial premium and Contract Value to a Model. You must give OMCAP your written consent and discretionary authority for OMCAP to give us instructions to allocate your initial premium (or, for an existing Contract, Contract Value) pursuant to the allocations of the Model you select. OMCAP will also periodically instruct us to change your allocations consistent with any changes to the Model made by OMCAP as recommended by SPIAS. You will be given the opportunity to opt into or out of these proposed changes to the Model. OMCAP has no discretionary authority to execute any other transfers for your Contract.

        Each calendar quarter we will automatically rebalance your Subaccount values to be consistent with the allocation percentages for the OM Financial Asset Allocation Model that you elected. Such rebalancing will be disclosed in quarterly statements to you. Performance of each model is updated daily on our website.

        Annually, OMCAP will re-evaluate and may make changes to each OM Financial Asset Allocation Model based upon SPIAS' recommendations. When OMCAP updates the Models, we will send you written notice of the updated Models at least 30 days in advance of the date the updated Models are to be effective. If you wish to accept the changes in your selected Model, you will not need to take any action, as your Contract Value and any subsequent premium will be automatically reallocated pursuant to the updated Model. If you do not wish to accept the changes to your selected Model, you can change to a different Model or withdraw from the Model asset allocation program.

        OMCAP, our affiliate, is compensated by us to serve as an investment adviser for the limited purpose of offering the OM Financial Asset Allocation Models to you. OMCAP receives no other compensation from any other source in connection with its service in this capacity.

        For information about risks of participating in the OM Financial Asset Allocation Models program and more detail about the program, including more information about conflicts of interest, ask for a copy of this prospectus' Statement of Additional Information. More information about OMCAP's role as investment adviser for the program is available in OMCAP's Form ADV Part II which is delivered to you at the time you subscribe to the program. We may modify or discontinue this asset allocation program at any time.


BEACON NAVIGATOR PROSPECTUS          - 15 -

        To participate in the OM Financial Asset Allocation Model program:
        o You must complete the Investor Questionnaire, including selection of an OM Financial Model.
        o You may allocate all or part of your Contract Value to one or more asset allocation Models. Contract Value may be allocated to General Account options in addition to participation in a Model, subject to any limitations; General Account options are not part of any OM Financial Asset Allocation Model.
        o We must receive notice of your asset allocation Model election either by written notice or Internet (when available) before we can begin a program for you. Only you can select which Model is best for you. The Investor Questionnaire can be an aid, but neither it nor OMCAP will make this decision for you. You may wish to consult with your own financial professional to determine whether participation in the program is best for you, and if so, which Model is most suitable.
         o Election to participate in one of our asset allocation Models includes an election to automatically quarterly rebalance that Model's Subaccount investments to remain consistent with the then current allocation percentages of the Model.
         o If you are currently participating in an OM Financial Asset Allocation Model and you transfer your allocations outside the Model, you will not receive future notifications of Model changes. You will then be considered as having withdrawn from the OM Financial Asset Allocation Model program and as having cancelled your relationship with OMCAP for purposes of implementing the program with your Contract.
         o The Statement of Additional Information contains additional information with regard to the terms of your participation in the program.

IMPORTANT CONTRACT PROVISIONS
--------------------------------------------------------------------------------

        The BEACON NAVIGATOR Contract is a flexible premium deferred variable annuity Contract. The Contract allows you to save and invest your assets on a tax-deferred basis. A feature of the Contract distinguishing it from non-annuity investments is its ability to guarantee annuity payments to you for as long as the annuitant lives or for some other period you select. In addition, if you die before those payments begin, the Contract will pay a death benefit to your beneficiary. You may obtain a copy of the Contract from us. The Contract can be purchased as a tax-qualified or nonqualified annuity. The Contract does not provide additional tax deferral beyond any provided by the tax-qualified plan. You should consider whether the other benefits of the Contract would be of value to you. The Contract remains in force until surrendered for its Surrender Value, or until all proceeds have been paid under an annuity income option or as a death benefit.

| |     CONTRACT APPLICATION AND ISSUANCE

                        Replacing an existing annuity contract is not always your best choice. Evaluate any replacement carefully.

        To purchase a Contract, you must submit an application and a minimum initial premium. A Contract usually will be issued only if you and the annuitant are age 0 through 85 as of your Contract Date. We reserve the right to reject any application or premium for any reason.

        If your application is in good order upon receipt, we will credit your initial net premium to the Contract Value in accordance with the "right to examine" rules in your state within two Business Days after the later of the date we receive your application or the date we receive your premium. If the application is incomplete or otherwise not in good order, we will contact you within five Business Days to attempt to place the trade in good order. If we are unable to place the trade in good order, we will refund your initial premium unless you consent to our retaining it to apply it to your Contract once all Contract issuance requirements are met.

        The Contract Date will be within two Business Days from the date by which we have received both your application in good order and initial premium (except for exchanges of replacements where initial premium is being transferred from another source, in which case the Contract Date will be within two Business Days from the date by which we have received your application in good order.. It is the date used to determine Contract Anniversaries and Contract Years. (This does not affect how premium is credited, as described above.)

        You can purchase a tax-qualified Contract as an IRA, Roth IRA, SEP, or tax-sheltered annuity rollover to an IRA, subject to certain limitations. See this prospectus' FEDERAL INCOME TAX MATTERS section for details. Call us to see if the Contract may be issued under other kinds of plans or arrangements.

o       APPLICATION IN GOOD ORDER
        All application questions must be answered, but particularly note these requirements:
        o The Owner's and the annuitant's full name, Social Security number, and date of birth must be included.
        o Your premium allocations must be completed in whole percentages, and total 100%.
        o       Initial premium must meet minimum premium requirements.
        o Your signature and your agent's signature must be on the application.
        o Identify the type of plan, whether it is nonqualified or, if it is qualified, state the type of qualified plan.
        o       City, state and date application was signed must be completed.

BEACON NAVIGATOR PROSPECTUS          - 16 -

        o We require your e-mail address if you wish to access Contract information and execute certain Contract transactions electronically and to receive updated Contract information by electronic delivery.
        o There may be forms in addition to the application required by law or regulation, especially when a qualified plan or replacement is involved.
        o       Your agent must be both properly licensed and appointed with us.

o       PREMIUM REQUIREMENTS
        Your premium checks should be made payable to "OM Financial Life Insurance Company." We may postpone crediting any payment made by check to your Contract for purposes of withdrawals until the check has been honored by your bank. Payment by certified check, banker's draft, cashier's check or wire transfer will be promptly accessible. Under our electronic fund transfer program, you may select a monthly payment schedule for us to automatically deduct premiums from your bank account or other sources. Total premiums for all annuities held with us for the same annuitant or Owner may not exceed $1 million without our consent.

        INITIAL PREMIUM
        o       The only premium required. All others are optional.
        o Must be at least $20,000. We have the right to change these premium requirements.

        ADDITIONAL PREMIUMS
        o Will not be accepted on or after the later of (i) the Contract Anniversary following your or the annuitant's 90th birthday, or
                (ii) the 14th Contract Anniversary following the Contract Date, or (iii) the Annuity Date.

o       ALLOCATING YOUR PREMIUMS
        You may allocate your premiums among the Subaccounts and the General Account options. Initial allocations in your Contract application will be used for additional premiums until you change your allocation, subject to limitations on allocations to General Account options.
        o       Allocations must be in whole percentages, and total 100%.
        o Allocations of initial premium must result in at least $500 allocated to each selected Allocation Option.
        o You may change your allocation by sending us Written Notice or through an authorized telephone transaction. The change will apply to premiums received on or after the date we receive your Written Notice or authorized telephone transaction.
        o All premiums will be allocated pursuant to your instructions on record with us, except your initial premium and any additional premiums received during your Contract's "right to examine" period may be subject to special requirements.

        "RIGHT TO EXAMINE" PERIOD ALLOCATIONS
        RETURN OF VALUE STATE. In states that permit us to refund your Contract Value upon your cancellation of the Contract during the "right to examine" period, we will allocate your initial premium to your selected allocation options, including Subaccounts, on the date of issue of the Contract.

        RETURN OF PREMIUM STATES. In states that require us to refund at least your full premium upon your cancellation of the Contract during the "right to examine" period and for all IRA plan Policies, we will hold your initial premium in the PIMCO VIT Money Market Subaccount until the "right to examine" period ends (which varies by state). Then, we will invest your initial premium and interest earned in the allocation options pursuant to your application instruction. (Any additional premiums we receive during the "right to examine" period plus 3 days will be allocated in the same manner.) If, prior to the end of the "right to examine" period, you decide to cancel your Contract, we will refund premiums paid and any interest earned thereon less any withdrawals made during the "right to examine" period.

| |     CONTRACT VALUE

        On your Contract Date, Contract Value equals the initial premium. On any Business Day thereafter, Contract Value equals the sum of the values in the Subaccounts and the General Account options. Contract Value is expected to change from day to day, reflecting the expenses and investment experience of the selected Subaccounts and interest earned in the General Account options as well as the deductions for charges under the Contract. The calculation to determine the value of each Subaccount is described in more detail in the Statement of Additional Information (see the front and back page of this prospectus to learn how to get a copy), and in the Contract.

o       SEPARATE ACCOUNT AND SUBACCOUNT VALUE
        Premiums or transfers allocated to Subaccounts are accounted for in Accumulation Units. The Contract Value held in the Separate Account Subaccounts on any Business Day is determined by multiplying each Subaccount's Accumulation Unit value by the number of Subaccount units allocated to the Contract. Each Subaccount's Accumulation Unit value is calculated at the end of each Business Day as follows:

BEACON NAVIGATOR PROSPECTUS          - 17 -

        (a) the per share net asset value of the Subaccount's underlying portfolio as of the end of the current Business Day plus any dividend or capital gain distribution declared and unpaid by the underlying portfolio during that Business Day, times the number of shares held by the Subaccount, before the purchase or redemption of any shares on that date; minus
        (b)     the daily mortality and expense risk charge; minus
        (c)     the charge for any optional packages elected; minus
        (d)     any taxes payable by the Subaccount; and this result divided by
        (e) the total number of Accumulation Units held in the Subaccount on the Business Day before the purchase or redemption of any Accumulation Units on that day.

        When transactions are made to or from a Subaccount, the actual dollar amounts are converted to Accumulation Units. The number of Accumulation Units for a transaction is equal to the dollar amount of the transaction divided by the Accumulation Unit value on the Business Day the transaction is made.

        An investment in money market funds by a Subaccount is neither insured nor guaranteed by the U.S. Government. There can be no assurance that the funds will be able to maintain a stable net asset value of $1.00 per share.

| |     TELEPHONE TRANSACTIONS

TELEPHONE TRANSACTIONS PERMITTED
        o        Transfers among Allocation Options.
        o        Establish systematic transfer programs.
        o        Change of premium allocations.

HOW TO AUTHORIZE TELEPHONE TRANSACTIONS
        o Upon your authorization on the Contract application or in Written Notice to us, you, your registered representative or a third person named by you may do telephone transactions on your behalf. You bear the risk of the accuracy of any designated person's instructions to us.

TELEPHONE TRANSACTION RULES
        o Must be received by close of the New York Stock Exchange ("NYSE") (usually 4 p.m. Eastern Time); if later, the transaction will be processed the next day the NYSE is open.
        o       Will be recorded for your protection.
        o For security, you or your authorized designee must provide your Social Security number and/or other identification information.
        o       May be discontinued at any time as to some or all Owners.

We are not liable for following telephone transaction instructions we reasonably believe to be genuine based on our procedures for verifying the source of the transaction.

| |     DEATH OF ANNUITANT

        Upon the annuitant's death prior to 30 days before the Annuity Date, you may generally name a new annuitant. If any Owner is the annuitant, then upon that Owner's death, the Contract's applicable death benefit becomes payable to the named beneficiary(ies). However, if the beneficiary is the deceased Owner's spouse, then upon that Owner's death the spouse may be permitted under federal tax law to become the new Owner of the Contract and to name an annuitant and different beneficiaries.

| |     DELAY OF PAYMENTS

        We will usually pay any amounts requested as a full surrender or partial withdrawal from the Separate Account within 7 days after we receive your Written Notice. We can postpone such payments or any transfers out of a Subaccount if:
(i) the NYSE is closed for other than customary weekend and holiday closings;
(ii) trading on the NYSE is restricted; (iii) an emergency exists as determined by the SEC, as a result of which it is not reasonably practical to dispose of securities, or not reasonably practical to determine the value of the net assets of the Separate Account; or (iv) the SEC permits delay for the protection of security holders. The applicable rules of the SEC will govern as to whether the conditions in (iii) or (iv) exist.

        State laws require that we reserve the right to defer payments of a full surrender or partial withdrawals from the General Account for up to 6 months from the date we receive your Written Notice.

| |     BENEFICIARY

        You may change your beneficiary by sending Written Notice to us, unless the named beneficiary is irrevocable. Once we record and acknowledge the change, it is effective as of the date you signed the Written Notice. The change will not apply to any payments made or other action taken by us before recording. If the named beneficiary is irrevocable you may change the named beneficiary only by Written Notice signed by both you and the beneficiary. If more than one named beneficiary is designated, and you fail to specify their interest, they will share equally.

BEACON NAVIGATOR PROSPECTUS          - 18 -

        If there are joint Owners, the surviving joint Owner will be deemed the beneficiary, and the beneficiary named in the Contract application or subsequently changed will be deemed the contingent beneficiary. If both joint Owners die simultaneously, the death benefit will be paid to the contingent beneficiary.

        If the beneficiary is your surviving spouse, the spouse may elect either to receive the death benefit, in which case the Contract will terminate, or to continue the Contract in force with the spouse as Owner.

        If the named beneficiary dies before you, then your estate is the beneficiary until you name a new beneficiary.

| |     CONTRACT CHANGES

        Any change to your Contract is only effective if on a form acceptable to us, and then only once it is received at our Service Office and recorded on our records. Information on how to contact us to determine what information is needed and where you can get various forms for Contract changes is shown on this Prospectus' first two pages and last page.

| |     CONTRACT TERMINATION

        We may treat any partial withdrawal that leaves a Contract Value of less than $2,000 as a complete surrender of the Contract. See this prospectus'
DISTRIBUTIONS: WITHDRAWALS section for more information.

        If you have paid no premiums during the previous 36-month period, we have the right to pay you the total value of your Contract in a lump sum and cancel the Contract if (i) the Contract Value is less than $2,000 (does not apply to IRAs), or (ii) the paid-up life-time income annuity benefit at maturity, based on an accumulation of the Contract Value to maturity, would be less than $100 per month. We will not impose a withdrawal charge on these terminations.

| |     OPTIONAL FEATURES

        This Contract allows you the opportunity to select, and pay for, only those Contract features you want. Their costs are identified in the CHARGES section of this Prospectus. Check with your sales representative or us before selecting an optional feature, as some may not be available in your state on the effective date of this Prospectus. These optional features are currently only available at Contract issue. For features not available in your state on the date of your purchase, we may make them available to existing Owners for a limited time after the feature becomes available.

o       ACCOUNT ENHANCEMENT PACKAGE

     The Account Enhancement Package may NOT be removed from your Contract after you elect it. The Account Enhancement Package includes:

BEACON NAVIGATOR PROSPECTUS          - 19 -

        EXPANDED "FREE" WITHDRAWAL.
        You may withdraw up to the amount of Contract earnings earned in any of the Subaccounts or General Account options as of the date of the withdrawal without a withdrawal charge being imposed, even if that amount exceeds the 10% "Free" Withdrawal described in the DISTRIBUTIONS section below. This amount includes earnings earned upon persistency bonus interest credit amounts allocated to Subaccounts or the General Account options, described above, but does not include the principal of any persistency bonus interest credit. If Contract earnings at the time of withdrawal are less than 10% of premiums paid, you may still withdraw up to 10% of premiums paid. This option does not reduce the amount of premiums subject to a withdrawal charge upon a surrender of the Contract.

         "FREE OUT" SURRENDER.
        You may exercise a complete surrender of Contract Value during the 30 calendar days prior to the fourth Contract Anniversary without a withdrawal charge being deducted.

        ACCUMULATION BONUS INTEREST CREDIT.
        On the first day of the fifth Year, we will credit to your Subaccount allocations 3% of your Contract Value as of that date. On the first day of the sixth and subsequent Contract Years, we will credit to your Subaccount allocations 1% of your Contract Value as of each of those dates. Your rights to this interest bonus are vested once it is paid. These bonus interest credits will be allocated prorata to the Subaccounts in which you are invested. Given the current cost of the Account Enhancement Package, if you purchased the package solely or primarily for the Bonus Interest Credit, you must own your Contract for four years before the bonus benefits outweigh the costs of the Account Enhancement Package.


o       ACCOUNT PROTECTION PACKAGE
        The Account Protection Package provides the opportunity to enhance the Contract Value available for withdrawal and to enhance the Contract's death benefit even if underlying portfolios should sharply decrease in value (even to zero). The Account Protection Package may be removed from your Contract at any time after you elect it. Once removed, charges for this Package will end and Package benefits will not be in force.

          ACCOUNT PROTECTION PACKAGE RULES
        o The Contract Owner must be ages 55 to 75 at Contract Issue to elect the Account Protection Package (ages 55-70 if the Contract is issued to fund a tax-qualified plan).
        o To elect and retain the Account Protection Package option, your Contract Value must be 100% allocated to any combination of (i) any Old Mutual VA Asset Allocation Portfolio Subaccount, except the Old Mutual VA Asset Allocation Growth Portfolio Subaccount;
                (ii) any OM Financial Asset Allocation Model except the Aggressive Model; or (iii) any General Account option.
        o While the Account Protection Package is in force, if the Owner is not a natural person, you cannot change the annuitant once the Package is elected.

        The Account Protection Package includes:

        GUARANTEED MINIMUM WITHDRAWAL BENEFITS ("GMWB").
        The Account Protection Package allows you to elect to receive GMWB benefits without withdrawal charges being levied. There are two basic GMWB features: one is based solely on the life of the Contract Owner (single life); the other is based on the joint lives of the Contract Owner and spouse who is joint-owner or sole beneficiary (joint-life last survivor). Different charges apply to the two GMWB options.

        IMPORTANT SPECIAL CONSIDERATIONS. Each GMWB provides that the GMWB and all benefits thereunder will terminate when annuity payments begin. Annuity Payments will begin either on a date that you choose or the date required by other applicable laws or qualified plans, including IRAs. In the absence of other requirements, the latest Annuity Date is the date you select but not later than the Contract Anniversary nearest the annuitant's 100th birthday. If you do not specify a date, the Annuity Date will be the later of the first Contract Anniversary after the annuitant's 90th birthday or the 14th Contract Anniversary. It is important to select the latest permissible Annuity Date so as not to have the life payments terminated.

        Before (1) electing a GMWB, or (2) electing to annuitize your Contract after having elected the Account Protection Package, you should consider whether the termination of all benefits under the GMWB versus annuitizing produces the better financial results for you. You should discuss this with your financial and tax advisor.

        These considerations are of greater significance because the GMWBs provide that the life payments will cease when you annuitize voluntarily or the date required by the Contract or applicable laws or qualified plans, including IRAs. To the extent that we can extend the required annuitization date without adverse tax consequences to you, we will do so, as permitted by the applicable qualified plan, law, or regulation.

        In addition, with regard to required minimum distributions (RMDs) under an IRA only, it is important to consult your financial and tax advisor to determine whether the benefits of a particular GMWB will satisfy your RMD requirements. With regard to other qualified plans, you must determine what your qualified plan permits. Distributions under qualified plans and Tax-Sheltered Annuities must begin by the later of the calendar year in which you attain age 70 1/2 or the calendar year in which you retire. You do not necessarily have to annuitize your Contract to meet the minimum distribution.


          BASIC GMWB. These benefits allow you to annually receive guaranteed single life or joint-life last survivor income payments (the "GMWB Amount") up to 5% of the Benefit Base (initially defined as Contract Value on the Contract Date) until the Owner's or last joint-life survivor's death. These guaranteed GMWB Amount payments will be made without regard to investment performance of your Contract after the benefit is elected; payments will be made even if your Contract Value declines to zero. Any unused annual GMWB will accrue and remain available for future use without regard to investment performance. The actual accumulation of this "Unused Income Benefit (UIB)" will be processed on each Contract Anniversary. The UIB on the anniversary will equal the UIB as of the prior anniversary plus any unused withdrawal benefit from the prior year minus any withdrawals. Any withdrawals during a Contract Year will first be deducted from the annual withdrawal benefit.
          Example:        UIBP   Unused Income Benefit as of prior anniversary
                          UIBC   Unused Income Benefit as of current anniversary
                          WL365  Withdrawal  limit  as of last day of
                                   prior Contract year
                          PYW    Total prior year withdrawals

                          UIBC = UIBP + WL365 - PYW
          The withdrawal of any accrued benefit in excess of the then current annual Guaranteed Minimum Withdrawal Benefit amount will result in the recalculation of the ongoing GMWB. As long as total Contract withdrawals do not exceed the total accumulated GMWB, any recalculated GMWB will not be lower than the initial Contract GMWB Amount. Any legal requirements mandating annuitization of the Contract will result in termination of the for life guarantees.

BEACON NAVIGATOR PROSPECTUS          - 20 -

          "STEPPED-UP" BENEFIT. On each Contract Anniversary, the Benefit Base will be reset to equal the greater of (i) Contract Value on the anniversary; or (ii) the Benefit Base immediately prior to the Contract Anniversary. The available GMWB Amount will be reset to equal 5% of the new Benefit Base.

          GMWB RULES
        o If total withdrawals in a policy year exceed both the available annual GMWB Amount and the total accumulated unused GMWB combined, the Benefit Base is reset to the lesser of (i) the Benefit Base immediately prior to the withdrawal, or (ii) Contract Value (after the withdrawal) on the date the limit is exceeded. The new Benefit Base could be less than the initial Benefit Base, and the available GMWB Amount is then reset to be 5% of the new Benefit Base until the next Contract Anniversary. . If total withdrawals in a policy year exceed the available GMWB Amount for that year but are less than or equal to the total accumulated unused GMWB plus the GMWB Amount for that year, then the Benefit Base is reset to the greater of (i) the initial benefit base or (ii) the lesser of (a) the benefit base immediately prior to the withdrawal or (b) the total account value (after withdrawal) on the date the limit is exceeded. The available GMWB Amount is then reset to be 5% of the new Benefit Base until the next Contract Anniversary. If total withdrawals in a policy year are less than or equal to the annual GMWB Amount for that year, the Benefit Base will not change until the next Contract Anniversary.
        o Upon receipt of additional contribution, the Benefit Base is reset to equal the greater of (i) the Benefit Base immediately prior to the contribution payment, or (ii) the Benefit Base immediately prior to the contribution payment, plus the additional contribution payment. The available GMWB Amount is then reset to be 5% of the new Benefit Base until the next Contract Anniversary.
        o Internal Revenue Service required minimum distribution amounts ("RMD") are deemed to be within the GMWB Amount even if they exceed the Contract definitions of GMWB Amount.

        GUARANTEED MINIMUM DEATH BENEFIT ("GMDB").
        o As long as the Account Protection Package is in force, your Contract includes an enhanced Guaranteed Minimum Death Benefit ("GMDB"). On the Contract Date the GMDB is equal to the initial premium. The GMDB accumulates at a 5% rate until the Oldest Owner is age 80, subject to a maximum of 200% of total premiums paid.
        o Additional premiums increase the GMDB on a dollar for dollar basis.
        o GMDB is reduced on a dollar for dollar basis by withdrawals during a Contract Year totaling up to 5% of the GMDB on the last Contract Anniversary, and on a proportional basis by withdrawals during the Contract Year exceeding this amount.


o OPTIONAL GUARANTEED MINIMUM ACCUMULATION BENEFIT RIDER ("GMAB RIDER"). The optional GMAB Rider guarantees a minimum level of growth of Contract
Value (minus withdrawals) allocated to a GMAB Rider at the end of the 5th and 10th Contract Years after the allocation to the Rider is made. All or part of Contract Value can be allocated to a GMAB Rider. There is an additional charge for the GMAB Rider, described in the CHARGES and CHARGES EXPLAINED sections of this Prospectus. GMAB Rider guarantees are separately measured for each Contract contribution you tell us is subject to the GMAB Rider. GMAB Rider guarantees are based upon Contract Value of the amount allocated to the GMAB Rider on the date of each such allocation is made.

---------------------------- ----------------------------------------------------------------
      Guarantee Point                                Guaranteed Amount
---------------------------- ----------------------------------------------------------------
End of the 5th Contract      105% of the sum of the Contract Value allocated to the GMAB
Year after a Contract        Rider at the beginning of a Rider guarantee period and
Contribution subject to a    additional investments allocated to the Rider prior to the next
GMAB Rider guarantee.        Contract Anniversary, minus subsequent withdrawals.
---------------------------- ----------------------------------------------------------------
End of the 10th Contract     Greater of:
Year after a Contract        1.      120% of the sum of the Contract Value allocated to the
Contribution subject to a        GMAB Rider at the beginning of a Rider guarantee period and
GMAB Rider guarantee.            additional investments allocated to the Rider prior to the next Contract Anniversary, minus subsequent withdrawals, or
                             2.      Highest Contract Value of the Contract Value allocated
                                 to the GMAB Rider on any Contract Anniversary during the PAB guarantee period, minus subsequent withdrawals.
---------------------------- ----------------------------------------------------------------

        o The optional GMAB Rider and optional Account Protection Package cannot be owned at the same time. Only charges applicable to the selected option will apply.

BEACON NAVIGATOR PROSPECTUS          - 20 -

        o       The GMAB Rider may be elected at any time up to the owner's age
                75. The GMAB Rider, and charges for it, continue until (i) all GMAB Rider guarantees end, or (ii) the earlier death of the owner or, in the case of joint owners, of the last owner to die. Once elected, the GMAB Rider cannot be terminated at an earlier date. After a GMAB Rider terminates, you may elect it again at any time until your age 75. IF YOU ARE OF ADVANCED AGE OR OTHERWISE HAVE A SHORTENED LIFE EXPECTANCY, CONSIDER AND DISCUSS WITH YOUR FINANCIAL ADVISOR THE SUITABILITY, IN LIGHT OF THESE AND OTHER FACTORS, OF PURCHASING THE GMAB RIDER OR MAKING ADDITIONAL CONTRACT CONTRIBUTIONS THAT WOULD KEEP THE GMAB RIDER AND CHARGES FOR IT IN EFFECT, IF DOING SO MEANS YOU WILL BE (I) INCURRING RIDER CHARGES DURING A TIME YOU MAY EXPECT TO TAKE WITHDRAWALS OF CONTRACT VALUE, OR (II) PAYING FOR BENEFITS UNLIKELY TO BE REALIZED BEFORE YOUR DEATH OR BEFORE YOU BEGIN REGULAR WITHDRAWALS OR CONTRACT VALUE.

BEACON NAVIGATOR PROSPECTUS          - 21-

        o GMAB Rider guarantees only apply to Contract Value you instruct us to allocate to the GMAB Rider. Without such specific instructions, initial Contract Value or subsequent contributions are not applied to GMAB Rider guarantees. GMAB Rider guarantees end as to each Contract Value allocation to the Rider at the end of the 10th Contract Year after the allocation to the Rider is made.
        o If Contract Value allocated to a GMAB Rider at a Rider guarantee point is less than the Rider guaranteed amount, we will credit that allocation with an amount so that allocation equals the guaranteed amount.
        o Contract Value allocated to a GMAB Rider must be allocated among one or more of the following allocation options: one or more of the Old Mutual Moderate Growth, Balanced , or Conservative Asset Allocation Portfolio subaccounts, and/or one or more of the OM Financial Conservative, Moderate Conservative, Moderate or Moderate Aggressive Asset Allocation Models.
        o Withdrawals taken while the GMAB Rider is in effect must be taken pro-rata among all subaccounts. Withdrawals taken from a Contract with multiple GMAB Rider guarantee periods in effect (due to multiple Contract Value allocations to the Rider) are taken on a first-in, first-out (FIFO) basis. WITHDRAWALS PROPORTIONATELY REDUCE GMAB RIDER GUARANTEED AMOUNTS. CAREFULLY CONSIDER THE ADVISABILITY OF TAKING WITHDRAWALS DURING THE FIRST 10 YEARS A GMAB RIDER GUARANTEE PERIOD IS IN EFFECT. DETERMINING SUITABILITY OF WITHDRAWALS TAKEN WHILE THE GMAB RIDER IS IN EFFECT SHOULD INCLUDE CONSIDERATION OF ANY CONTINUED COST OF THE GMAB RIDER AND THE IMPACT OF WITHDRAWALS ON REMAINING GMAB RIDER GUARANTEES.


DISTRIBUTIONS
--------------------------------------------------------------------------------

        There are several ways to take all or part of your investment out of your Contract, both before and after the Annuity Date. Tax penalties and withdrawal charges may apply to amounts taken out of your Contract before the Annuity Date. Your Contract also provides a death benefit (including, for an additional charge, an optional enhanced guaranteed minimum death benefit) that may be paid upon your death prior to the Annuity Date. All or part of a death benefit may be taxable.

| |     WITHDRAWALS

        You may withdraw, by Written Notice, all or part of your Contract's Surrender Value prior to the Annuity Date. Amounts withdrawn in excess of "Free" Withdrawals described below are subject to a withdrawal charge. Following a full surrender of the Contract, or at any time the Contract Value is zero (except as provided if you have purchased the optional Account Protection Package), all your rights in the Contract end. Total surrender requires you to return your Contract to us.

        Of premium considered withdrawn, the oldest premium per allocation option is considered withdrawn first, the next oldest premium is considered withdrawn next, and so on (a "first-in, first-out," or "FIFO," procedure). (This is different than taxation order, which generally considers the last premium withdrawn first - a "last-in, first-out" procedure.)

        WITHDRAWAL RULES
        o Withdrawals must be by Written Notice. A request for a systematic withdrawal plan must be on our form and must specify a date for the first payment.
        o       Minimum withdrawal is $100.
        o At any time, the Contract Value allocated to the 1-year Fixed Interest Account may be subject to a maximum percentage of the total Contract Value as a result of a partial withdrawal.
        o You can choose whether the withdrawn amount you receive is gross or net of any applicable withdrawal charge.
        o We may treat any partial withdrawal that leaves a Surrender Value of less than $2,000 as a complete surrender of the Contract.
        o You may select the allocation options from which we make a withdrawal, unless a guaranteed minimum accumulation benefit rider is in effect. If you do not make a selection, or if a GMAB Rider is in effect, the withdrawal will be allocated to all your allocation options on a pro-rata basis.
        o Withdrawal results in cancellation of Accumulation Units from each applicable Subaccount and deduction of Contract Value from any General Account option. If you do not specify which allocation option(s) from which to take the withdrawal, it will be taken from each allocation option in the proportion that the Contract Value in each allocation option bears to the total Contract Value.
        o The total amount paid to you upon total surrender of the Contract (taking any prior partial withdrawals into account) may be less than the total premiums made, because we will deduct any charges owed but not yet paid (including withdrawal charges), and because you bear the investment risk for all amounts you allocate to the Subaccounts.
        o Unless you give us Written Notice not to withhold taxes from a withdrawal, we must withhold 10% of the taxable amount withdrawn to be paid as a federal tax, as well as any amounts required by state laws to be withheld for state income taxes.

BEACON NAVIGATOR PROSPECTUS          - 22-

        We will allow facsimile request forms and signatures to be used for the purpose of a "Written Notice" authorizing withdrawals from your Contract. You may complete and execute a withdrawal form and send it to our Service Center fax number, 770-690-1967. We offer this method of withdrawal as a service to meet your needs when turnaround time is critical. However, by not requiring an original signature there is a greater possibility that unauthorized persons can manipulate your signature and make changes on your Contract (including withdrawals) without your knowledge.

o       SYSTEMATIC WITHDRAWAL PLAN
        A systematic withdrawal plan allows you to automatically withdraw payments of a pre-determined dollar amount or fixed percentage of Contract Value from a specified allocation option(s) monthly, quarterly, semi-annually or annually, unless a guaranteed minimum accumulation benefit rider is in effect in which case withdrawals must be pro-rata from all investment option allocations of your Contract. Systematic withdrawals of fixed dollar or percentage amounts may occur on any Business Day. Only one Contract systematic withdrawal plan is permitted at a time. Systematic withdrawal plan payments must be paid by electronic fund transfer to an account of yours that you specify to us. The fixed dollar amount of systematic withdrawals may be calculated in support of Internal Revenue Service minimum distribution requirements over the lifetime of the annuitant. Although this plan mimics annuity income payments, each distribution is a withdrawal that may be taxable and subject to the charges and expenses described above; you may wish to consult a financial or tax advisor before requesting this plan.

o       "FREE" WITHDRAWAL BENEFITS

        10% `FREE' PARTIAL WITHDRAWALS.
        The Contract permits you to withdraw up to 10% of premiums paid as of the previous Contract Anniversary, less withdrawals subsequently taken, without deduction of a withdrawal charge. If you do not withdraw the 10% `free' amount in a Contract Year, you may not carry forward the unused `free' withdrawal amount into the next Contract Year.

         `FREE' WITHDRAWALS FOR NURSING HOME CONFINEMENT.
        After your first Contract Anniversary, you may withdraw all or part of your Contract Value without deduction of a withdrawal charge if you meet the requirements as defined in your Contract. These requirements generally require your prior confinement for 60 or more consecutive days, beginning after your first Contract Year anniversary and upon the recommendation of a licensed nurse or physician, to a nursing home. These `free' withdrawals are only available during your confinement.

         `FREE' WITHDRAWALS FOR TERMINAL ILLNESS.
        After your first Contract Anniversary, you may withdraw all or part of your Contract Value without deduction of a withdrawal charge if you meet the requirements as defined in your Contract. These requirements generally require that you be diagnosed with a medical condition by a licensed physician that, with a reasonable degree of medical certainty, will result in your death within 12 months or less. We reserve the right to have you examined by a licensed physician of our choice and at our expense.

        OPTIONAL `FREE'  WITHDRAWAL BENEFITS.
        The Account Enhancement Option, available for an additional charge, includes expanded `free' withdrawal benefits. These benefits are described in more detail in the IMPORTANT CONTRACT PROVISIONS section OPTIONAL FEATURES provision of this prospectus.

| |     DEATH BENEFITS

A death benefit becomes payable after we receive Due Proof of Death of an Owner's death. The death benefit proceeds will remain in the Separate Account, as to each beneficiary until we receive proper documentation from each beneficiary as to his/her share of the proceeds. We will pay death benefit proceeds as soon thereafter as we have sufficient information about each beneficiary to make the payment. Death benefits may be paid pursuant to an annuity income option to the extent allowed by applicable law and any settlement agreement in effect at your death. If the beneficiary does not make an annuity income option election within 60 days of our receipt of Due Proof of Death, we may issue a lump-sum payment to the beneficiary.

        If an Owner of the Contract is a corporation, trust or other non-individual, we treat the primary annuitant as an Owner for purposes of the death benefit. The "primary annuitant" is that individual whose life affects the timing or the amount of the death benefit payout under the Contract. A change in the primary annuitant will be treated as the death of an Owner.

        If the annuitant is an Owner or joint Owner, the annuitant's death is treated as the Owner's death.

        If the annuitant is not an Owner and the annuitant dies before the Annuity Date, the Owner may name a new annuitant if such Owner(s) is not a corporation or other non-individual or if such Owner is the trustee of an Internal Revenue Code Section 401(a) retirement plan. If the Owner does not name a new annuitant, the Owner will become the annuitant.

BEACON NAVIGATOR PROSPECTUS          - 23-

        If your spouse is the Contract beneficiary, annuitant, or a joint Owner, special tax rules apply. See the IRS REQUIRED DISTRIBUTION UPON OWNER'S DEATH section below.

        SPOUSAL CONTINUATION.
   Spousal continuation of the Contract, including any excess GMDB paid under either the standard death benefit or the Account Protection Package greater than Contract Value, is permitted as defined by IRS rules. However, if spousal continuation is elected on a Contract that previously had the Account Protection Package, the package, including the GMDB, terminates upon continuation.

o       STANDARD DEATH BENEFIT
        Upon any Owner's death before the Annuity Date, the Contract will end, and we will pay a standard death benefit to your beneficiary. The standard death benefit on the date we receive Due Proof of Death equals the larger of:
        o your Contract Value (without deduction of the withdrawal charge) on the date we receive Due Proof of Death; or
        o the sum of net premiums on the date we receive Due Proof of Death, less a proportional adjustment for withdrawals (in proportion to Contract Value at the time of each withdrawal).

        Upon any Owner's death on or after the Annuity Date and before all proceeds have been paid, no death benefit is payable, but any remaining proceeds will be paid to the designated annuity benefit payee based on the annuity income option in effect at the time of death.

o       OPTIONAL GUARANTEED MINIMUM DEATH BENEFIT ("GMDB")
        The Account Protection Package, available for an additional charge, provides benefits that include a n enhanced GMDB. These benefits are described in more detail in the IMPORTANT CONTRACT PROVISIONS section of this prospectus' OPTIONAL FEATURES provision.

o       IRS REQUIRED DISTRIBUTION UPON DEATH OF OWNER
        Federal law requires that if your Contract is tax non-qualified and you die before the Annuity Date, then the entire value of your Contract must be distributed within 5 years of your death. The 5-year rule does not apply to that portion of the proceeds which (a) is for the benefit of an individual beneficiary; and (b) will be paid over the lifetime or the life expectancy of that beneficiary as long as payments begin not later than one year after the date of your death. Special rules may apply to your surviving spouse. The FEDERAL INCOME TAX MATTERS section of this prospectus has additional information about these rules. Other required distribution rules apply to tax-qualified Policies and are described in this prospectus' APPENDIX B.

o       TABLES ILLUSTRATING BENEFITS UPON DEATH
        The following tables illustrate benefits payable, if any, upon death of a party to the Contract for most situations. The terms of any Contract rider or qualified plan funded by the Contract may change this information. Please consult your own legal and tax advisor for advice.

BEACON NAVIGATOR PROSPECTUS          - 24-

                           IF DEATH OCCURS BEFORE THE ANNUITY DATE:
-----------------------------------------------------------------------------------------------
any Contract      - - -           - - -                Contract beneficiary receives the
Owner                                                  death benefit.
-----------------------------------------------------------------------------------------------
any Contract      There is no     the beneficiary is   surviving spouse may elect to become
Owner             surviving       the Contract         the Contract Owner and continue the
                  joint Contract  Owner's surviving    Contract, or may have the Contract end
                  Owner who is    spouse, unless the   and receive the death benefit.
                  the deceased    spouse is the
                  Owner's spouse  surviving joint
                                  Contract Owner
-----------------------------------------------------------------------------------------------
the annuitant     a Contract      there is no named    the Contract continues with the
                  Owner is living contingent or joint  Contract Owner as the Contract
                                  annuitant            annuitant unless the Owner names a new
                                                       annuitant.
-----------------------------------------------------------------------------------------------
the annuitant     the Contract    - - -                the annuitant's death is treated as a
                  Owner is a                           Contract Owner's death.
                  non-person
-----------------------------------------------------------------------------------------------
an annuitant      a Contract      the contingent or    contingent annuitant becomes the
                  Owner is living joint annuitant is   annuitant, and the Contract continues.
                                  living
-----------------------------------------------------------------------------------------------
                     IF DEATH OCCURS ON OR AFTER THE ANNUITY DATE:
-----------------------------------------------------------------------------------------------
any Contract      There is a      surviving Contract Owner remains as Owner for purposes of
Owner             living joint    distributing any remaining Contract proceeds pursuant to
                  Owner, and      the annuity income option then in effect.  If the annuity
                  the annuitant   benefit payee was the deceased Contract Owner, the
                  is living       surviving Owner receives the proceeds.  If the payee is
                                  other than the deceased Owner, proceeds
                                  continue to be paid to the payee until the
                                  payee's death, then are paid to the Contract
                                  beneficiary.
-----------------------------------------------------------------------------------------------
any Contract      There is no     Contract beneficiary becomes the Contract Owner for
Owner             surviving       purposes of distributing any remaining Contract proceeds
                  joint Owner,    pursuant to the annuity income option then in effect.  If
                  and             the annuity benefit payee was the Owner, then the Contract
                  the annuitant   beneficiary receives the proceeds.  If the payee is other
                  is living       than the Owner, proceeds continue to be paid to the payee
                                  until the payee's death, then are paid to the Contract
                                  beneficiary.
-----------------------------------------------------------------------------------------------
any Contract      any Contract    Contract Owner (or other named payee) receives distribution
annuitant         Owner is living of any remaining Contract proceeds pursuant to the annuity income option then in effect.
-----------------------------------------------------------------------------------------------
the annuitant     the annuitant   Contract beneficiary becomes the Contract Owner for
                  is also the     purposes of distributing any remaining Contract proceeds
                  Contract Owner  pursuant to the annuity income option then in effect.  If the annuity benefit payee was the Owner, then
                                  the Contract beneficiary receives the
                                  proceeds. If the payee is other than the
                                  Owner, proceeds continue to be paid to the
                                  payee until the payee's death, then are paid
                                  to the Contract beneficiary.
-----------------------------------------------------------------------------------------------

| |     ANNUITY INCOME BENEFITS

        A primary function of an annuity contract, like this Contract, is to provide annuity payments to the payee(s) you name. It is important to remember that the GMWBs provided by the Account Protection Package are an alternative to annuity payments. You will receive the annuity benefits unless you designate another payee(s). The level of annuity payments is determined by your Contract Value, the annuitant's sex (except where prohibited by law) and age, and the annuity income option selected. All or part of your Contract Withdrawal Value may be placed under one or more annuity income options. Annuity payments may be subject to a withdrawal charge.

        Annuity payments must be made to individuals receiving payments on their own behalf, unless otherwise agreed to by us. Any annuity income option is only effective once we acknowledge it. We may require initial and ongoing proof of the Owner's or annuitant's age or survival. Unless you specify otherwise, the payee is the Owner.

        Payments under the annuity income options are FIXED ANNUITY PAYMENTS based on a fixed rate of interest at or higher than the minimum effective annual rate which is guaranteed to yield 2.5% on an annual basis. We have sole discretion whether or not to pay a higher interest rate for annuity income option 1 (see below). Current immediate annuity rates for options 2 through 7 for the same class of annuities are used if higher than the guaranteed amounts (guaranteed amounts are based upon the tables contained in the Contract). The guaranteed amounts are based on the U.S. Annuity 2000 Table, gender specific, with a 10-year age setback, and a 2.5% effective annual interest rate. Current interest rates, and further information, may be obtained from us. The amount of each fixed annuity payment is set and begins on the Annuity Date, and does not change.

o       WHEN ANNUITY INCOME PAYMENTS BEGIN
        You select the Annuity Date by completing an election form that you can request from us at any time. If you do not specify a date, the Annuity Date will be the later of the Contract Anniversary after the annuitant's 90th birthday or the fourteenth Contract Anniversary. Tax-qualified Policies may require an earlier Annuity Date. You may change this date by sending Written Notice for our receipt at least 30 days before the then current Annuity Date.

o       SELECTING AN ANNUITY INCOME OPTION

                        The longer the guaranteed or projected annuity income option period, the lower the amount of each annuity payment.

You choose the annuity income option by completing an election form that you can request from us at any time. You may change your selection during your life by sending Written Notice for our receipt at least 30 days before the date annuity payments are scheduled to begin. If no selection is made by then, we will apply the Contract Surrender Value to make annuity payments under annuity income option 3 providing lifetime income payments.

        If you die before the Annuity Date (and the Contract is in force), your beneficiary may elect to receive the death benefit under one of the annuity income options (unless applicable law or a settlement agreement dictate otherwise).

o       ANNUITY INCOME OPTIONS
        Once fixed annuity payments under an annuity income option begin, they cannot be changed. (We may allow the beneficiary to transfer amounts applied under option 1 to one of options 2 through 7 after the Annuity Date. However, we reserve the right to discontinue this practice.) When the Owner dies, we will pay any unpaid guaranteed payments to your beneficiary. Upon the last payee's death, we will pay any unpaid guaranteed payments to that payee's estate.

BEACON NAVIGATOR PROSPECTUS          - 25 -

        NOTE: IF YOU ELECT AN ANNUITY INCOME OPTION BASED SOLELY ON LIFE CONTINGENCIES (OPTIONS 3, 4, OR 6), IT IS POSSIBLE THAT ONLY ONE ANNUITY PAYMENT WOULD BE MADE UNDER THE ANNUITY OPTION IF THE ANNUITANT(S) DIED BEFORE THE DUE DATE OF THE SECOND ANNUITY PAYMENT, ONLY TWO ANNUITY PAYMENTS WOULD BE MADE IF THE ANNUITANT(S) DIED BEFORE THE DUE DATE OF THE THIRD ANNUITY PAYMENT, ETC. THIS WOULD NOT HAPPEN IF YOU ELECT AN ANNUITY INCOME OPTION GUARANTEEING, AT LEAST IN PART, EITHER THE AMOUNT OR DURATION OF PAYMENTS (OPTIONS 1, 2, 5 OR 7).

        Part or all of any annuity payment may be taxable as ordinary income. If, at the time annuity payments begin, you have not given us Written Notice to not withhold federal income taxes, we must by law withhold such taxes from the taxable portion of each annuity payment and remit it to the Internal Revenue Service. (Withholding is mandatory for certain tax-qualified Policies.)

        We may pay your Contract proceeds to you in one sum if they are less than $2,000, or when the annuity income option chosen would result in periodic payments of less than $100. If any annuity payment would be or becomes less than $100, we also have the right to change the frequency of payments to an interval that will result in payments of at least $100. In no event will we make payments under an annuity option less frequently than annually.

        The annuity income options are:

(1) INCOME FOR A FIXED PERIOD. Proceeds are paid in monthly installments for the specified period chosen. Monthly incomes for each $1,000 of proceeds, which include interest, are illustrated by a table in the Contract.

(2) LIFE INCOME WITH A GUARANTEED PERIOD. Proceeds are paid as monthly income during the annuitant's life, with guaranteed payments for a period of time.

(3) LIFE INCOME. Proceeds are paid as monthly income during the annuitant's life.

(4) JOINT AND CONTINGENT LIFE INCOME. Proceeds are paid as monthly income during the joint annuitants' lives until the first of them dies.


(5) JOINT AND SURVIVOR LIFE INCOME WITH A GUARANTEED PERIOD. Proceeds are paid as a monthly income during the joint annuitants' lives and until the last of them dies, with guaranteed payments for a period of time.

(6) JOINT AND SURVIVOR LIFE INCOME. Proceeds are paid as a monthly income during the joint annuitants' lives and until the last of them dies.

(7) LIFE INCOME WITH A LUMP SUM REFUND AT DEATH. Proceeds are paid as a monthly income during the annuitant's life, and any remaining Contract Value as of the date Annuity Income begins is paid to the Contract beneficiary upon the annuitant's death.

The periods of time of the guarantees, where applicable, for all annuity income options are: o Minimum - 5 years o Maximum - The lesser of 25 years or the life expectancy of the Annuitant(s) as determined as of the Annuity Date.
The minimum payment rate for joint or contingent annuitants is 25%. Our approval is needed if the percentage is less than 50%.

BEACON NAVIGATOR PROSPECTUS          - 26 -

FEDERAL INCOME TAX MATTERS
--------------------------------------------------------------------------------

        This discussion of how federal income tax laws may affect investment in your variable annuity is based on our understanding of current laws as interpreted by the Internal Revenue Service ("IRS"). No representation is made as to the likelihood of the continuation of the present federal income tax laws or of the current interpretation by the IRS. This discussion is NOT intended as tax advice. All information is subject to change without notice. We make no attempt to review any state or local laws, or to address estate or inheritance laws or other tax consequences of annuity ownership or receipt of distributions. YOU SHOULD CONSULT A COMPETENT TAX ADVISOR TO LEARN HOW TAX LAWS APPLY TO YOUR ANNUITY INTERESTS.

        The Contract may be purchased on a non-tax qualified basis ("Non-Qualified Contract") or purchased and used in connection with IRAs ("IRA Annuity"). The ultimate effect of federal income taxes on the amounts held under a Contract, on annuity payouts, and on the economic benefit to you, the annuitant or the beneficiary depends on the type of Contract and on the tax status of the individual concerned.

        Certain requirements must be satisfied in purchasing an IRA annuity and receiving distributions from an IRA annuity in order to continue receiving favorable tax treatment. YOU SHOULD CONSULT A COMPETENT TAX ADVISOR BEFORE PURCHASING AN IRA ANNUITY. The following discussion assumes that an IRA Annuity is purchased with proceeds and/or contributions that qualify for the intended special federal income tax treatment.

o       TAXATION OF ANNUITIES

        Section 72 of the Internal Revenue Code of 1986, as amended, (the "Code") governs taxation of annuities and distributions from IRAs in general. Code Section 817 provides rules regarding the tax treatment of variable annuities. Other Code sections may also impact taxation of your variable annuity investment and/or earnings. You will not generally be taxed on increases, if any, in the Contract Value until a distribution occurs by withdrawing all or part of the Contract Value. However, under certain circumstances, you may be subject to current taxation.

o       TAX TREATMENTS BY TYPE OF OWNER

        A Contract held by an entity other than a natural person, such as a corporation, estate or trust, usually is not treated as an annuity for federal income tax purposes. The income on such a Contract is taxable each year. However, this rule does not apply if the Contract Owner is acting as an agent for an individual or is an estate that acquired the Contract as a result of the death of the decedent. Nor does it apply if the Contract is an IRA annuity, is held pursuant to a qualified funding trust (structured settlement plan), the Contract is an immediate annuity, or if an employer purchased the Contract upon termination of a qualified plan and held the annuity for the exclusive benefit of the annuitant participant. YOU SHOULD CONSULT A TAX ADVISOR BEFORE PURCHASING A CONTRACT TO BE OWNED BY A NON-NATURAL PERSON.

o       TAXATION OF ANNUITY PAYMENTS
        Earnings from a variable annuity are taxable only upon withdrawal and are treated as ordinary income. Generally, the Code provides for the return of your investment in an annuity Contract in equal tax-free amounts over the annuity payout period. Fixed annuity payment amounts may be excluded from taxable income based on the ratio of the investment in the Contract to the total expected value of annuity payments. If you elect variable annuity payments, the amount excluded from taxable income is determined by dividing the investment in the Contract by the total number of expected payments. The balance of each payment is taxable income. After you recover your investment in the Contract, any payment you receive is fully taxable. (If a variable payment is less than the excludable amount you should contact your tax advisor to determine how to report any investment not recovered.) The taxable portion of any annuity payment is taxed at ordinary income tax rates.

o       TAXATION OF DEATH PROCEEDS
        Generally, amounts distributed because of the death of the Owner or the annuitant are included in the income of the recipient as follows:
        o If distributed in a lump sum, the death benefit proceeds are taxed in the same manner as a full withdrawal as described below.
        o If distributed under an annuity form, the death benefit proceeds are taxed in the same manner as annuity payments, as described above.

        DISTRIBUTION AT DEATH

        A death benefit paid under the Contract is taxable to the beneficiary. The rules on taxation of an annuity apply. Estate taxes may also apply, even if all or a portion of the benefit is subject to federal income taxes. In order to be treated as an annuity for federal income tax purposes, the Code requires any Non-Qualified Contract to provide that: (1) if an Owner dies: (a) on or after the annuity starting date, and (b) before the entire interest in the Contract is distributed, the balance will be distributed at least as rapidly as under the method being used at the date of death, and (2) if an Owner dies before the annuity starting date, the entire interest must be distributed within five years of death. If distributed in a lump sum, the death benefit amount is taxed in the same manner as a full withdrawal. If the sole designated beneficiary is the surviving spouse of the annuitant, then the surviving spouse is considered the Owner, making it possible to continue deferring taxes on the accrued and future income of the Contract until payments are made to the surviving spouse. Similar requirements are applicable to IRA Annuities.

BEACON NAVIGATOR PROSPECTUS          - 27 -

o       TAXATION OF WITHDRAWALS
        If annuity Contract Value is greater than total premiums paid, then withdrawals are treated as coming first from the earnings, then, only after the income portion is exhausted, as coming from principal. Withdrawn earnings are included in gross income.

        PERIODIC WITHDRAWALS
        Periodic withdrawals are a series of substantially equal periodic payments made at least annually for the life (or life expectancy) of the taxpayer or for the joint lives (or joint life expectancies) of the taxpayer and the beneficiary. Although periodic withdrawals are subject to federal income taxation, they are not subject to the 10% federal tax penalty that may apply to non-periodic withdrawals.

        NON-PERIODIC WITHDRAWALS
         If you make a non-periodic withdrawal, not only is the income portion of such a distribution subject to federal income taxation, but a 10% penalty may apply. However, the penalty does not apply to distributions:
        o       after the taxpayer reaches age 59 1/2;
        o       upon the death of the owner;
        o       if the taxpayer is defined as totally disabled;
        o       as a periodic withdrawal, as described above;
        o       under an immediate annuity; or
        o under certain other limited circumstances. Consult your tax advisor for additional information.

Similar exceptions from the penalty tax on distributions are provided for distributions from an IRA Annuity.

o       TAX TREATMENT OF ASSIGNMENTS AND TRANSFERS
        An transfer or assignment of a Contract may have adverse tax consequences, and may also be prohibited by the Code (particularly for tax-qualified plans) and ERISA in some circumstances. The designation of an annuitant, payee or other beneficiary who is not also the Owner may also result in adverse tax consequences. Therefore, we do not permit assignment of Policies issued to fund tax-qualified plans.

        Transfers of Contracts issued pursuant to qualified plans, other than between spouses, generally result in recognition of gain at the time of the transfer and may also trigger gift tax implications. Ask your tax advisor for more information.

o       DIVERSIFICATION OF INVESTMENTS

        Section 817(h) of the Code authorizes the Treasury to set standards by regulation or otherwise for the investments of the Separate Account to be "adequately diversified" in order for the Contract to be treated as a variable contract for federal tax purposes. The diversification requirements of Section 817(h) do not apply to annuity contracts held under a plan described in Section 401(a), 403(b), 408, 408A or 457(b) of the Code.

        The Separate Account, through the Subaccounts, intends to comply with the diversification requirements prescribed in Regulation Section 1.817-5, which affect how the assets in the underlying Portfolios in which the Subaccounts invest may be invested. Although we may not control the investments of the Portfolios, we expect that Portfolios will comply with the diversification regulations so that the Subaccounts will be considered "adequately diversified." Owners bear the risk that the entire non-qualified Contract could be disqualified as an annuity for federal income tax purposes due to the failure of a Subaccount to be "adequately diversified."

o       OWNER CONTROL

        In connection with the issuance of temporary and proposed diversification regulations in 1986, the Treasury Department announced that those regulations did not "provide guidance concerning the circumstances in which investor control of the investments of a segregated asset account may cause the Owner, rather than the insurance company, to be treated as the owner of the assets in the account" (which would result in the current taxation of the income on those assets to the Owner). The IRS recently issued a revenue ruling stating that the determination of whether the owner of a variable contract is to be treated as the owner of the assets held by the insurance company under the contract depends on all the facts and circumstances. We do not believe the ownership rights of an Owner under a Contract would result in any Owner being treated as the owner of the assets of the Contract under the revenue ruling. However, we do not know whether the IRS will provide additional guidance and what standards may be contained in such guidance. Therefore, we reserve the right to modify the Contract as necessary to attempt to prevent an Owner from being considered the owner a pro rata share of the assets of the Contract

o       MULTIPLE CONTRACTS

        For purposes of determining the taxability of a distribution, the Code provides that all Non-Qualified contracts issued by us (or an affiliate) to you during any calendar year must be treated as one annuity contract. Additional rules may be promulgated under this Code provision to prevent avoidance of its effect through the ownership of serial contracts or otherwise.

BEACON NAVIGATOR PROSPECTUS          - 28 -

o       WITHHOLDING

        Non-Qualified Contracts and IRA annuity distributions are generally subject to withholding at rates that vary according to the type of distribution and the recipient's tax status. Recipients, however, generally are provided an opportunity to elect not to have tax withheld from distributions.

o       TAX-FREE EXCHANGES

        Code Section 1035 provides that no gain or loss will be recognized on the exchange of one annuity contract for another. Generally, an annuity contract issued in an exchange for another annuity contract is treated as new for purposes of the penalty and distribution at death rules. YOU SHOULD CONSULT YOUR TAX ADVISOR BEFORE ENTERING INTO A SECTION 1035 EXCHANGE.

o       ANNUITY USED TO FUND QUALIFIED PLAN
        The Contract is designed for use with various qualified plans. The Contract will not provide additional tax deferral benefits if it is used to fund a tax-deferred qualified plan. However, Contract features and benefits other than tax deferral may make it an appropriate investment for a qualified plan. Tax rules for qualified plans are very complex and vary according to the type and terms of the plan, as well as individual facts and circumstances. EACH PURCHASER SHOULD OBTAIN COMPETENT TAX ADVICE PRIOR TO PURCHASING A CONTRACT ISSUED UNDER A QUALIFIED PLAN. OWNERS, ANNUITANTS AND BENEFICIARIES SHOULD SEEK COMPETENT FINANCIAL ADVICE ABOUT THE TAX CONSEQUENCES OF CONTRACT DISTRIBUTIONS.

        The income on tax sheltered annuity (TSA) and individual retirement annuity (IRA) investments is tax deferred; therefore, any income on variable annuities held by such plans does not receive an additional tax deferral. You should review the annuity features, including all benefits and expenses, prior to purchasing a variable annuity as a TSA or IRA. Tax qualified annuities may be purchased as investments for:
        o       Tax Sheltered Annuities, Code Section 403(b);
        o       Individual Retirement Annuities (IRAs), Code Section 408(b);
        o       Simplified Employee Pension (SEP IRA), Code Section 408(k);
        o       Roth IRAs, Code Section 408A.
The Company reserves the right to limit the availability of the Contract for use with any of the plans listed above or to modify the Contract to conform to tax requirements. Some retirement plans are subject to requirements that we have not incorporated into our administrative procedures. Unless we specifically consent, we are not bound by plan requirements to the extent that they conflict with the terms of the Contract. We do not perform any tax reporting for Policies held by tax-qualified plans other than IRAs and TSAs.

          If you purchase an IRA Annuity, you will be provided with supplemental information. You also have the right to revoke your purchase within seven days of purchase of the IRA Annuity, or as provided by applicable state law. If an IRA Annuity is purchased, the annuitant must also be the Owner. In addition, if an IRA Annuity is purchased, minimum distributions must commence not later than April 1st of the calendar year following the calendar year in which you attain age 70 1/2. VariouS tax penalties may apply to contributions in excess of specified limits and distributions that do not satisfy specified requirements. YOU SHOULD OBTAIN COMPETENT TAX ADVICE BEFORE PURCHASING AN IRA ANNUITY.

o       TAX IMPACT ON ACCOUNT VALUE
        Certain Contract credits are treated as taxable "earnings" and not "investments" for tax purposes. When money is distributed from an annuity taxable earnings are considered paid out first, followed by the return of your premiums (investment amounts). In addition, taxation order generally considers the last premium withdrawn first when investment amounts are deemed distributed ("last-in, first-out").

BEACON NAVIGATOR PROSPECTUS          - 29 -

MISCELLANEOUS
--------------------------------------------------------------------------------

| |     ABOUT OUR COMPANY

        OM Financial Life Insurance Company issues the Contract described in this prospectus and is responsible for providing each Contract's insurance and annuity benefits. We are a stock life insurance company organized under the insurance laws of the State of Maryland in 1959 under the name "Fidelity and Guaranty Life Insurance Company." We are engaged in the business of issuing life insurance and annuities throughout the United States (except New York). We became an indirect wholly-owned subsidiary of Old Mutual, plc ("Old Mutual") September 28, 2001. We changed to our current name effective January 1, 2007 to reflect our association with the Old Mutual family of companies. Old Mutual Financial Network (OMFN) is the marketing name for the U.S. life insurance and annuity operations of Old Mutual plc, including OM Financial Life Insurance Company (variable annuity products offered through Old Mutual Financial Network Securities, Inc.). OM Financial Life is solely responsible for its contractual guarantees and commitments. See the TABLE OF CONTENTS page of this prospectus, or the cover page or last page for information on how to contact us.

| |     DISTRIBUTION OF THE CONTRACTS

        Old Mutual Financial Network Securities, Inc. ("OMFN Securities"), 1117 Perimeter Center West, Suite E212, Atlanta, Georgia 30338, controlled by us, is the principal underwriter of the Policies. OMFN Securities is registered with the Securities and Exchange Commission as a broker dealer and is a member of the National Association of Securities Dealers, Inc. Like us, OMFN Securities is also an indirect wholly-owned subsidiary of Old Mutual plc. OMFN Securities enters into contracts with various broker-dealers ("Distributors") to distribute Policies. All persons selling the Contract will be registered representatives of the Distributors, and will also be licensed and appointed by us as insurance agents to sell variable insurance products. Commissions paid to all distributors may be up to a total of 8.25% of premiums. We may also pay other distribution expenses, marketing support allowances, conference sponsorship fees and production incentive bonuses. We also pay non-cash compensation in connection with the sale of the Contract, including seminars and trips (including travel, lodging and meals in connection therewith), entertainment, merchandise and other similar items. As of the date of this prospectus, there are no special arrangements to report. In future updated prospectuses, we will report information about broker-dealers to whom we have special compensation arrangements. These distribution expenses do not result in any additional charges under the Contract other than those described in this prospectus' CHARGES EXPLAINED section.

| |     VOTING PRIVILEGES

        As a Contract Owner, you may have voting privileges in the portfolios whose shares underlie the Subaccounts you are invested in. You will receive proxy material, reports, and other materials relating to each underlying portfolio in which you have voting rights.

        If you send us written voting instructions, we will follow your instructions in voting the Portfolio shares attributable to your Contract. If you do not send us written instructions, we will vote the shares attributable to your Contract in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We will vote shares that we hold in the same proportions as we vote the shares for which we have received instructions from other Contract Owners. We seek to obtain a meaningful response from Contract Owners although no quorum of instructions is required. Notwithstanding our efforts, it is possible that a small number of Contract Owners can determine the outcome of a voting proposal. The underlying portfolios do not routinely hold annual shareholder meetings.

| |     LEGAL PROCEEDINGS

        As of the date of this Prospectus, there are no proceedings affecting the Separate Account, or that are material in relation to our total assets. We are routinely engaged in litigation in the normal course of business, including defending claims for policy coverage and punitive damages. We believe we have defenses and intend to defend these actions vigorously. In the opinion of management, such litigation is not expected to have a material adverse effect on our financial position, although it is possible that the results of operations could be materially affected by an unfavorable outcome in any one annual period.

BEACON NAVIGATOR PROSPECTUS          - 30-

APPENDIX A: ACCUMULATION UNIT VALUES

The following table shows Accumulation Unit values for the base Contract (without any optional features) at the beginning and end of the periods indicated as well as the number of Accumulation Units outstanding for each Subaccount variable investment option portfolio as of the end of the periods indicated. These amounts would be less if optional features with additional charges are selected. The financial statements of the Subaccounts can be found in the Statement of Additional Information. (See the cover and back page to learn how to get a copy of the Statement of Additional Information.)

------------------------------------------ ---------- ------------ ------------ -----------------
                                                                    Value ($)    Number (#) of
                                                                    at End of     Accumulation
       Subaccount (inception date)                    Values ($)      Year      Units At End of
                                             Year         at        (December         Year
                                                       Inception       31)       (December 31)
------------------------------------------ ---------- ------------ ------------ -----------------
ALLIANCE BERNSTEIN
------------------------------------------ ---------- ------------ ------------ -----------------
    VPS International Growth B               2007          10.44         11.81            48
    (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    VPS International Value B                2007          10.35         10.65        20,486
    (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
AMERICAN CENTURY INVESTMENTS
------------------------------------------ ---------- ------------ ------------ -----------------
    VP Income & Growth II (02/02/2007)       2007          10.31          9.90            48
------------------------------------------ ---------- ------------ ------------ -----------------
    VP International II (02/02/2007)         2007          10.38         11.81            48
------------------------------------------ ---------- ------------ ------------ -----------------
    VP Mid Cap Value II (02/02/2007)         2007          10.24          9.60            49
------------------------------------------ ---------- ------------ ------------ -----------------
    VP Value II (02/02/2007)                 2007          10.15          9.24            49
------------------------------------------ ---------- ------------ ------------ -----------------
FRANKLIN TEMPLETON (VIP)
------------------------------------------ ---------- ------------ ------------ -----------------
    Franklin Global Communications           2007          10.11         11.95            49
      Securities Fund - Class II
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    Mutual Discoveries Securities Fund -     2007          10.30         10.98            49
      Class II (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    Mutual Shares Securities Fund -          2007          10.23         10.14            49
      Class II (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    Franklin U.S. Government Fund -          2007           9.99         10.48         8,302
      Class II (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    Templeton Developing Markets             2007          10.49         13.22            48
      Securities Fund - Class II
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    Templeton Global Asset Allocation        2007          10.22         10.91            49
      Securities Fund - Class II
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    Templeton Global Income Securities       2007          10.07         11.09         5,871
      Fund - Class II (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
LEGG MASON
------------------------------------------ ---------- ------------ ------------ -----------------
    Smith Barney Aggressive Growth II        2007          10.14          9.83            49
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    Variable Fundamental Value II            2007          10.19          9.91            49
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    Variable Small Cap Growth II             2007           7.63          7.93         1,211
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    Variable Strategic Bond II               2007          10.00         10.00            50
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
NEUBERGER BERMAN
------------------------------------------ ---------- ------------ ------------ -----------------
    AMT Limited Maturity Bond I              2007          10.01         10.31        11,409
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    AMT Partners I (02/02/2007)              2007          10.51         11.00            48
------------------------------------------ ---------- ------------ ------------ -----------------
    AMT Regency S (02/02/2007)               2007          10.52         10.29            48
------------------------------------------ ---------- ------------ ------------ -----------------
    AMT Guardian S (02/02/2007)              2007          10.15         10.43        20,078
------------------------------------------ ---------- ------------ ------------ -----------------
    AMT MidCap Growth S (02/02/2007)         2007          10.42         11.76         1,890
------------------------------------------ ---------- ------------ ------------ -----------------
OLD MUTUAL
------------------------------------------ ---------- ------------ ------------ -----------------
    VA Asset Allocation Balanced             2007          10.13         10.66          2,046
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    VA  Asset Allocation Conservative        2007          10.04         10.50         5,130
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    VA Asset Allocation Moderate Growth      2007          10.17         10.80       187,945
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
PIMCO (ADMINISTRATIVE CLASS)
------------------------------------------ ---------- ------------ ------------ -----------------
    VIT High Yield (02/02/2007)              2007          10.05         10.17           151
------------------------------------------ ---------- ------------ ------------ -----------------
    VIT Long US Government (02/02/2007)      2007           9.91         10.82         6,820
------------------------------------------ ---------- ------------ ------------ -----------------
    VIT Commodity Real Return                2007          10.56         12.96         4,361
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    VIT Global Bond (02/02/2007)             2007          10.00         10.97            50
------------------------------------------ ---------- ------------ ------------ -----------------
    VIT Money Market (02/02/2007)            2007          10.02         10.32        34,330
------------------------------------------ ---------- ------------ ------------ -----------------
    VIT Real Return (02/02/2007)             2007          10.03         10.96         9,343
------------------------------------------ ---------- ------------ ------------ -----------------
    VIT Total Return (02/02/2007)            2007           9.98         10.71         8,970
------------------------------------------ ---------- ------------ ------------ -----------------

BEACON NAVIGATOR SUBACCOUNT VALUES       - A: 1 -

------------------------------------------ ---------- ------------ ------------ -----------------
                                                                    Value ($)    Number (#) of
                                                                    at End of     Accumulation
       Subaccount (inception date)                    Values ($)      Year      Units At End of
                                             Year         at        (December         Year
                                                       Inception       31)       (December 31)
------------------------------------------ ---------- ------------ ------------ -----------------
PIONEER (VCT II)
------------------------------------------ ---------- ------------ ------------ -----------------
    Cullen Value (02/02/2007)                2007          10.21         10.47            49
------------------------------------------ ---------- ------------ ------------ -----------------
    Equity Income (02/02/2007)               2007          10.32          9.92        21,100
------------------------------------------ ---------- ------------ ------------ -----------------
    Pioneer (02/02/2007)                     2007          10.26         10.29            49
------------------------------------------ ---------- ------------ ------------ -----------------
    High Yield (02/02/2007)                  2007          10.15         10.36            49
------------------------------------------ ---------- ------------ ------------ -----------------
    Small Cap Value (02/02/2007)             2007          10.15          9.13         1,044
------------------------------------------ ---------- ------------ ------------ -----------------
    Strategic Income (02/02/2007)            2007          10.05         10.47            50
------------------------------------------ ---------- ------------ ------------ -----------------
ROYCE (SERVICE CLASS)
------------------------------------------ ---------- ------------ ------------ -----------------
    Micro Cap (02/02/2007)                   2007          10.24         10.34           344
------------------------------------------ ---------- ------------ ------------ -----------------
T. ROWE PRICE
------------------------------------------ ---------- ------------ ------------ -----------------
    Blue Chip Growth II (02/02/2007)         2007          10.05         10.85            50
------------------------------------------ ---------- ------------ ------------ -----------------
    Equity Income II (02/02/2007)            2007          10.22         10.21            49
------------------------------------------ ---------- ------------ ------------ -----------------
    Health Sciences II (02/02/2007)          2007          10.26         11.45            73
------------------------------------------ ---------- ------------ ------------ -----------------
THIRD AVENUE
------------------------------------------ ---------- ------------ ------------ -----------------
    Value (02/02/2007)                       2007          10.26          9.42            73
------------------------------------------ ---------- ------------ ------------ -----------------
VAN KAMPEN / MORGAN STANLEY
------------------------------------------ ---------- ------------ ------------ -----------------
    UIF Core Plus Fixed Income II            2007           9.99         10.36           352
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    UIF  Emerging Markets Debt II            2007          10.05         10.55            50
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------
    UIF Mid Cap Growth II (02/02/2007)       2007          10.40         11.82            48
------------------------------------------ ---------- ------------ ------------ -----------------
    UIF Mid-Cap Value II (02/02/2007)        2007          10.13         10.52          2107
------------------------------------------ ---------- ------------ ------------ -----------------
    VK LIT Growth and Income II              2007          10.13         10.10            49
      (02/02/2007)
------------------------------------------ ---------- ------------ ------------ -----------------


BEACON NAVIGATOR SUBACCOUNT VALUES       - A: 2 -

OM FINANCIAL QUALIFIED PLAN DISCLOSURE   - B: 1 -
APPENDIX B: TAX-QUALIFIED PLAN DISCLOSURES

---------------------------------------------- ---------------------------------
DISCLOSURE SUMMARY                             For annuity policies issued as a:
                                                 o       REGULAR IRA
OM FINANCIAL LIFE INSURANCE COMPANY              o       SEP IRA
                                                 o       ROTH IRA
---------------------------------------------- ---------------------------------

The Internal Revenue Service (IRS) requires us to provide you this disclosure statement. This Disclosure Statement explains the rules governing your Individual Retirement Account (IRA). The disclosure reflects our current understanding of the law, but for personal tax advice you should consult a lawyer or other licensed tax expert to learn how the applicable tax laws apply to your situation. This Disclosure Summary is NOT intended as, nor does it constitute, legal or tax advice. For further information about IRAs, contact any district office of the IRS, or consult IRS Publication 590: Individual Retirement Arrangements.

If you have any questions about your Contract, please contact us at the address and telephone number shown below.


YOUR RIGHT TO CANCEL

You may cancel your IRA within seven days after the date you receive this disclosure statement. To revoke your plan and receive a refund for the amount paid for your IRA, you must send a signed and dated written notice to cancel your Contract no later than the seventh day after issuance to us at:
                       OM Financial Life Insurance Company
                                 Service Center
                                    P.O. Box 725049
                           Atlanta, Georgia 31139-2049
                            Telephone 1-866-599-2760

Your revocation will be effective on the date of the postmark (or certification or registration, if applicable), if sent by United States mail, properly addressed and by first class postage prepaid. After seven days following receipt of this Disclosure Statement, you cannot cancel.

--------------------------------------------------------------------------------

PROVISIONS OF IRA LAW

This disclosure is applicable when our variable annuity Contract is used for a Regular IRA, Spousal IRA, Rollover IRA, or a Roth IRA. Additionally, this disclosure provides basic information for when our variable annuity Contract is used for a Simplified Employee Pension (SEP)-IRA. A SEPARATE CONTRACT MUST BE PURCHASED FOR EACH INDIVIDUAL UNDER EACH ARRANGEMENT/PLAN. While Internal Revenue Code ("IRC") provisions for IRAs are similar for all such arrangements/plans, certain differences are set forth below.

REGULAR IRA

ELIGIBILITY
You are eligible to establish a Regular IRA if you are younger than age 70 1/2 and iF, at any time during the year, you are an employee or self-employed and receive compensation or earned income that is includible in your gross income. Your spouse may also establish a "spousal IRA" that you may contribute to out of your compensation or earned income for any year before the year in which your spouse reaches age 70 1/2. To contribute to a spousal IRA, you and your spouse must file A joint tax return for the taxable year.

Additionally, regardless of your age, you may transfer funds from another IRA or certain qualified plans to a "Rollover IRA", which is described below.

ANNUAL CONTRIBUTION LIMITS
You may make annual contributions to a Regular IRA of up to the Annual Contribution Limit ($4,000 for 2005 through 2007, and $5,000 in 2008 and after), or 100% of your earned income or compensation, whichever is less. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000 per year thereafter, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

OM FINANCIAL QUALIFIED PLAN DISCLOSURE   - B: 1 -

If you and your spouse both work and have compensation that is includible in your gross income, each of you can annually contribute to a separate Regular IRA up to the lesser of the Annual Contribution Limit or 100% of your compensation or earned income. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal IRA. The total contributions to both IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The combined limit on contributions to both Regular and Roth IRAs for a single calendar year for you may not exceed the Annual Contribution Limit (or twice the Annual Contribution Limit for a couple filing jointly).

Distributions from another IRA or certain other qualified plans may be "rolled over" into a Regular IRA and such rollover contributions are not limited by this annual maximum.

Contributions must be made by the due date, not including extensions, for filing your tax return. A CONTRIBUTION MADE BETWEEN JANUARY 1 AND THE FILING DUE DATE FOR YOUR RETURN MUST BE SUBMITTED WITH WRITTEN DIRECTION THAT IT IS BEING MADE FOR THE PRIOR TAX YEAR OR IT WILL BE TREATED AS MADE FOR THE CURRENT TAX YEAR.

The amount of permissible contributions may or may not be tax-deductible depending on whether you are an active participant in an employer sponsored retirement plan and whether your adjusted gross income ("AGI") is above the phase-out level.

DEDUCTIBILITY OF CONTRIBUTIONS
Contributions made for the tax year are fully deductible if neither you nor your spouse (if married) is an active participant in an employer-sponsored retirement plan (including qualified pension, profit sharing, stock bonus, 401(k), or 403(b) plans, SEP plans, and certain governmental plans for any part of such year.

If you are an active participant in an employer sponsored requirement plan you may make deductible contributions if your Adjusted Gross Income (AGI) is below a threshold level of income. For single taxpayers and married taxpayers (who are filing jointly and are both active participants) the available deduction is reduced proportionately over a phaseout range. If you are married and an active participant in an employer retirement plan, but file a separate tax return from your spouse, your deduction is phased out between $0 and $10,000 of AGI.

Active participants with income above the phaseout range are not entitled to an IRA deduction. The phaseout limits are scheduled to increase as follows:

      MARRIED FILING JOINTLY    SINGLE/HEAD OF HOUSEHOLD
YEAR           AGI                       AGI
----
2005    $70,000 - $  80,000       $50,000 - $60,000
2006    $75,000 - $  85,000       $50,000 - $60,000
2007+   $80,000 - $ 100,000       $50,000 - $60,000

If you are not an active participant in an employer sponsored plan, but your spouse is an active participant, you may take a full deduction for your IRA contribution (other than to a Roth IRA) if your AGI is below $150,000; if you are not an active participant but your spouse is, the maximum deductible contribution for you is phased out at AGIs between $150,000 and $160,000.

Even if you will not be able to deduct the full amount of your Regular IRA contribution, you can still contribute up to the Annual Contribution Limit with all or part of the contribution being non-deductible. The combined total must not exceed your Annual Contribution Limit. Any earnings on all your Regular IRA contributions accumulate tax-free until you withdraw them.

EXCESS CONTRIBUTIONS
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Regular IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:

    You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.

    If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

DISTRIBUTIONS FROM YOUR REGULAR IRA DURING YOUR LIFE
You may take distributions from your Regular IRA at any time. However, there is a 10% premature distribution tax on the amount includible in your gross income distributed prior to you attaining age 59 1/2, unless: (1) the distribution is maDE because of your death or permanent disability; (2) the distribution is part of a series of substantially equal periodic payments (made at least annually) that do not exceed your life expectancy or the life expectancy of you and your designated beneficiary; (3) the distribution is made for medical expenses which exceed 7.5% of your adjusted gross income; (4) the distribution is made to purchase health insurance for the individual and/or his or her spouse and dependents if he or she: (a) has received unemployment compensation for 12 consecutive weeks or more; (b) the distributions are made during the tax year that the unemployment compensation is paid or the following tax year; and (c) the individual has not been re-employed for 60 days or more; (5) the distribution is made for certain qualified higher education expenses of the taxpayer, the taxpayer's spouse, or any child or grandchild of the taxpayer or the taxpayer's spouse; (6) the distribution is made for qualified first-time home buyer expenses (up to a lifetime maximum of $10,000) incurred by you or your spouse or a child, grandchild, parent or grandparent of you or your spouse; or (7) distributions to satisfy a levy issued by the IRS. Generally, the part of a distribution attributable to non-deductible contributions is not includable in income and is not subject to the 10% penalty.

OM FINANCIAL QUALIFIED PLAN DISCLOSURE   - B: 2 -

When you reach age 70 1/2 you must elect to receive Required Minimum Distributions NO later than April 1 following the year in which you reach age 70 1/2 whether or not yOU have retired (Required Distribution Date). (Note: IRA owners working beyond age 70 1/2 are not permitted to delay distributions until after retirement.) You may satisfy the Required Minimum Distribution requirements by electing to receive either systematic payments or one lump sum of all the funds. If you elect systematic payments, there is a minimum amount which you must withdraw by the Required Distribution Date and by each December 31 thereafter. You should consult with your own tax or financial advisor with regard to the calculation of the amount of your minimum distribution each year to make sure this requirement is met.

DISTRIBUTIONS FROM YOUR REGULAR IRA AFTER YOUR DEATH
If you die before all the funds in your Regular IRA have been distributed, the remaining funds will be distributed to your designated beneficiary as required below and as selected by such beneficiary.

If you die before the Required Distribution Date, your designated beneficiary must withdraw the funds remaining as follows: 1) no later than December 31 of the calendar year in which the fifth anniversary of your death occurs; or 2) over the life or life expectancy of the named beneficiary and beginning on or before December 31 of the calendar year following the year of your death. However, if the named beneficiary is your spouse; payments must begin before December 31 of the calendar year in which you would have reached age 70 1/2. If you did not designate a proper beneficiary, the funDS remaining shall be distributed within five years after your death.

If you die after Required Minimum Distribution payments have begun, the remaining amount of your Regular IRA, your designated beneficiary must select to have the funds distributed over the longer of 1) the beneficiary's life expectancy or 2) your remaining life expectancy beginning no later than December 31 of the calendar year following the year of your death. If you do not designate a proper beneficiary, your interest is distributed over your remaining life expectancy.

Your surviving spouse, if the sole beneficiary, may elect to treat your Regular IRA as his or her own Regular IRA and delay taking any required minimum distributions until reaching his or her own age 70 1/2.

TAX CONSEQUENCES
Amounts paid to you or your beneficiary from your Regular IRA are taxable as ordinary income, except that you recover your nondeductible Regular IRA contributions tax-free ratably as they are paid out.

If a minimum distribution is not made from your IRA for a tax year in which it is required, the excess of the amount that should have been distributed over the amount that was actually distributed is subject to an excise tax of 50%.

TAX-FREE ROLLOVERS
Under certain circumstances, you, your spouse, or your former spouse (pursuant to a qualified domestic relations order) may roll over all or a portion of your distribution from another Regular IRA, a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, governmental 457 plan, into a Regular IRA. Such an event is called a Tax-Free Rollover and is a method for accomplishing continued tax deferral on otherwise taxable distributions from said plans. Rollover contributions are not subject to the contribution limits on Regular IRA contributions, but also are not tax deductible.

There are two ways to make a Tax-Free Rollover to your IRA:
(1) PARTICIPANT ROLLOVERS are accomplished by contributing part or all of the eligible distribution (which includes amounts withheld for federal income tax purposes) to your new IRA within 60 days following receipt of the distribution. Participant Rollover amounts are subject to a mandatory 20% federal income tax withholding except Participant Rollovers from another Regular IRA. Regular IRA to Regular IRA Rollovers are limited to one per distributing plan per 12 month period. However, you may transfer Regular IRA assets to another Regular IRA (where you do not directly receive a distribution) and such transfers are not subject to this limitation. Distributions from a SIMPLE IRA may not be rolled over or transferred to an IRA (which isn't a SIMPLE IRA) during the 2-year period following the date you first participate in any SIMPLE Plan maintained by your employer. (2) DIRECT ROLLOVERS are made by instructing the plan trustee, custodian, or issuer to pay the eligible portion of your distribution directly to the trustee, custodian or issuer of the receiving IRA. Direct Rollover amounts are not subject to mandatory federal income tax withholding.

Certain distributions are NOT considered to be eligible for Rollover and include:
        a. distributions which are part of a series of substantially equal periodic payments (made at least annually) for 10 years or more;
        b. required minimum distributions made during or after the year you reach age 70 1/2;
        c.      any hardship distributions made under the terms of the plan; and
        d. amounts in excess of the cash (except for certain loan offset amounts) or in excess of the proceeds from the sale of property distributed.

Under certain circumstances, you may roll over all or a portion of your eligible distribution from your Regular IRA to a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 plan (no Regular IRA Rollovers to Simple IRAs are allowed). However, you may not roll after-tax contributions from your Regular IRA to a 401(a), 401(k) plan, 403(b) plan, or governmental 457 plan.

FOR RULES APPLICABLE TO ROLLOVERS OR TRANSFERS TO ROTH IRAS, SEE THE PARAGRAPHS ON ROTH IRA, NEXT PAGE.


SEP IRA

A SEP IRA Plan allows self-employed people and small business owners to establish SEP IRAs for the business owner and eligible employees, if any. SEP IRAs have specific eligibility and contribution limits (as described in IRS form 5305-SEP); otherwise SEP IRAs follow the same rules as Regular IRAs.

OM FINANCIAL QUALIFIED PLAN DISCLOSURE   - B: 3 -

ROTH IRA


ELIGIBILITY
You are eligible to make annual contributions to a Roth IRA if you receive compensation from employment, earnings from self-employment, or alimony, and your (and your spouse's) AGI is within the limits described below. Also, you may contribute to a different Roth IRA, established by your spouse (spousal Roth
IRA), out of your compensation or earned income for any year. Unlike Regular IRAs, if eligible, you may contribute to a Roth IRA even after age 70 1/2.

LIMIT ON ANNUAL CONTRIBUTIONS
You can make annual contributions to a Roth IRA of up to the Annual Contribution Limit or 100% of your compensation or earned income, whichever is less, subject to the limitations below. The Annual Contribution Limit is $4,000 for 2005 through 2007, and $5,000 thereafter. If you are age 50 or older, the Annual Contribution Limits are increased by $1,000 per year thereafter, so long as your earned income or compensation is greater than the Annual Contribution Limit. Beginning in 2009, the Annual Contribution Limits will be increased by the IRS to reflect inflation.

If each spouse earns at least the Annual Contribution Limit, each may make the maximum contribution to his or her Roth IRA, subject to the limitations discussed below. However, if one spouse earns less than the Annual Contribution limit, but both spouses together earn at least twice the Annual Contribution Limit, it may be advantageous to use the spousal Roth IRA. The total contributions to both Roth IRAs may not exceed the lesser of twice the Annual Contribution Limit or 100% of you and your spouse's combined compensation or earned income.

The Annual Contribution limit is the maximum that can be contributed to all IRAs (Roth and Regular) by an individual in a year. The maximum amount that may be contributed to your Roth IRA is always reduced by any amount that you have contributed to your Regular IRAs for the year.

The maximum amount you or your spouse may contribute to a Roth IRA is limited based on your tax filing status and your (and your spouse's) AGI. You may contribute the maximum contribution to your Roth IRA if you are single and your AGI is less than $95,000. Your ability to contribute to your Roth IRA is phased out at $110,000. You may contribute the maximum contribution to your Roth IRA if you are married filing jointly and your AGI is less than $150,000. Your ability to contribute to your Roth IRA is phased out at $160,000.
Roth IRA contributions must be made by the due date, not including extensions, for filing your tax return. A CONTRIBUTION MADE BETWEEN JANUARY 1 AND THE FILING DUE DATE FOR YOUR RETURN, MUST BE SUBMITTED WITH WRITTEN DIRECTION THAT IT IS BEING MADE FOR THE PRIOR TAX YEAR OR IT WILL BE TREATED AS MADE FOR THE CURRENT TAX YEAR.

DEDUCTIBILITY OF CONTRIBUTIONS
Unlike a Regular IRA, contributions to your Roth IRA are not deductible.

EXCESS CONTRIBUTIONS
If you contribute in excess of the maximum contribution limit allowed in any year, the excess contribution could be subject to a 6% excise tax. The excess is taxed in the year the excess contribution is made and each year that the excess remains in your Roth IRA.

If you should contribute more than the maximum amount allowed, you can eliminate the excess contribution as follows:
o You may withdraw the excess contribution and net earnings attributable to it before the due date for filing your federal income tax in the year the excess contribution was made. Any earnings so distributed will be taxable in the year for which the contribution was made and may be subject to the 10% premature distribution tax.
o If you elect not to withdraw an excess contribution, you may apply the excess against the contribution limits in a later year. This is allowed to the extent you under-contribute in the later year. The 6% excise tax will be imposed in the year you make the excess contribution and each subsequent year, until eliminated. To the extent an excess contribution is absorbed in a subsequent year by contributing less than the maximum deduction allowable for that year, the amount absorbed will be deductible in the year applied (provided you are eligible to take a deduction).

TAX ON WITHDRAWALS FROM YOUR ROTH IRA
You can make withdrawals from your Roth IRA at any time and the principal amounts that you contributed are always available to be withdrawn by you tax-free. Withdrawal of amounts considered earnings or growth will also be tax-free if the following requirements are met: 1) the withdrawal must satisfy the five-year holding period and be made either on or after you reach 59 1/2, due to your death oR disability, or for qualified first-time homebuyer expenses (up to an aggregate lifetime maximum of $10,000 from all types of IRAs).

If the requirements for a tax-free withdrawal are not met, a withdrawal consisting of your own prior contribution amounts for your Roth IRA will not be considered taxable in the year you receive it, nor will the 10% penalty apply. A non-qualified withdrawal that is considered earnings on your contributions is includible in your gross income and may be subject to the 10% withdrawal penalty. Also, the 10% premature distribution penalty tax may apply to conversion amounts distributed even though they are not includable in income, if the distribution is made within the 5-taxable-year period beginning on the first day of the individual's taxable year in which the conversion contribution was made.

REQUIRED PAYMENTS FROM YOUR ROTH IRA
Unlike a Regular IRA, while you are living, there are no distribution requirements for your Roth IRA.

After your death, if you have begun to receive distributions under an annuity option (not including an interest only option), the remaining Contract value will continue to be distributed to your designated beneficiary according to the terms of the elected options, provided that method satisfies IRC requirements.

If you die before your entire interest in the Contract is distributed, your entire interest in your Roth IRA generally must be distributed no later than the end of the fifth calendar year after your death occurs ("five-year payout rule"). Your designated beneficiary may elect to receive distributions over a period not longer than his or her life expectancy, if the election is made and distributions begin on or before the end of the year following the year of your death. Otherwise, the entire benefit must be paid under the five-year payout rule.

If the sole designated beneficiary is your surviving spouse, the spouse may elect to treat the Roth IRA as his or her own.

OM FINANCIAL QUALIFIED PLAN DISCLOSURE   - B: 4 -

ROLLOVERS AND CONVERSIONS
You may roll over any amount from an existing Roth IRA to another Roth IRA. Under certain circumstances, you may also convert an existing Regular IRA to a Roth IRA. You can roll over distributions from a traditional IRA to a Roth IRA if your AGI is $100,000 or less and you convert such amounts within 60 days after distribution. Note that contributions to a Roth IRA are not deductible and income limits apply. There may be additional income tax consequences upon such a conversion. CONSULT YOUR TAX ADVISOR TO DETERMINE OTHER CONSIDERATIONS WHEN CONVERTING A TRADITIONAL IRA TO A ROTH IRA

Rollovers from a 401(a) qualified retirement plan, 401(k) plan, 403(b) plan, or governmental 457 plan to a Roth IRA are not allowed.

RECHARACTERIZATION
You may correct an IRA contribution or conversion by recharacterizing your contribution or conversion. For example, you may have contributed to a Regular IRA (first IRA) and then decided to contribute to a Roth IRA (second IRA). You may accomplish a recharacterization by making a trustee-to-trustee transfer (including any net income attributable to the contribution) from the first IRA to the second IRA, on or before your tax return due date for reporting the contribution to the first IRA. Once the transfer is made, the election is irrevocable. Recharacterizing a contribution treats it as contributed to the second IRA on the same date as initially contributed to the first IRA. If you elect to recharacterize a contribution, you must report it on your Federal income tax return as made to the second IRA, instead of the first. CONSULT YOUR TAX ADVISER BEFORE RECHARACTERIZING A CONTRIBUTION.

GENERAL INFORMATION AND RESTRICTIONS FOR ALL IRAS

LUMP SUM DISTRIBUTION
If you decide to receive the entire value of your IRA Plan in one lump sum, the full amount is taxable when received (except as to non-deductible contributions to a Regular IRA or to a Roth IRA, or "qualified distributions" from a Roth
IRA), and is not eligible for the special 5 or 10 year averaging tax rules under IRC Section 402 on lump sum distributions which may be available for other types of Qualified Retirement Plans

NONTRANSFERABILITY
You may not transfer, assign, pledge or sell your IRA to anyone (except in the case of transfer incident to divorce).

NONFORFEITABILITY
The surrender value of your IRA belongs to you at all times, without risk of forfeiture.

LOANS AND PROHIBITED TRANSACTIONS
If you engage in a so-called prohibited transaction as defined by the Internal Revenue Code, your IRA will be disqualified and the entire taxable balance in your Regular IRA account, and the amount of earnings or gains in your Roth IRA account, will be taxed as ordinary income in the year of the transaction. You may also have to pay the 10% penalty tax. For example, IRAs do not permit loans. You may not borrow from your IRA (including Roth IRAs) or pledge it as security for a loan. A loan would disqualify your entire IRA and cause the entire IRA to be treated as distributed. The full value would be includable in your taxable income in the year of violation and, if applicable, be subject to the 10% penalty tax on premature distributions. A pledge of your IRA as security for a loan would cause a constructive distribution of the portion pledged and also be subject to the 10% penalty tax.

FINANCIAL DISCLOSURE
Contributions to your IRA will be invested in a variable annuity Contract. The variable annuity Contract, its operation, and all related fees and expenses are explained in detail in the prospectus to which this Disclosure Statement is attached.

Growth in the value of your variable annuity Contract IRA cannot be guaranteed or projected. The income and expenses of your variable annuity Contract will affect the value of your IRA. Dividends from net income earned are reduced by investment advisory fees and also by certain other costs. For an explanation of these fees and other costs, please refer to your prospectus.


STATUS OF OUR IRA PLAN

We may, but are not obligated to, seek IRS approval of your Regular IRA or Roth IRA form. Approval by the IRS is optional to us as the issuer. Approval by the IRS is to form only and does not represent a determination of the merits of the Regular IRA or Roth IRA.

OM FINANCIAL QUALIFIED PLAN DISCLOSURE   - B: 5 -

                                    THANK YOU

for reviewing this Prospectus. You should also review the series fund prospectuses for the underlying portfolios of the Subaccounts you wish to select.

                             IF YOU HAVE QUESTIONS,
                      contact your sales representative, or
                              write or call us at:
                       OM Financial Life Insurance Company
                                 Service Center
                                 P.O. Box 725049
                           Atlanta, Georgia 31139-2049
                                       or
                             6425 Powers Ferry Road
                             Atlanta, Georgia 30339
                            Telephone: 1-866-599-2760
                               Fax: 1-770-690-1967
                                    omfn.com

                           REMEMBER, THE CORRECT FORM

is important for us to accurately process your Contract elections and changes. Many can be found in the "on-line services" section of our Web Site. Or, call us at our toll-free number and we will send you the form you need.


 | | STATEMENT OF ADDITIONAL INFORMATION TABLE OF CONTENTS

      A Statement of Additional Information and other information about us and the Contract with the same date as this prospectus contains more details concerning the disclosures in this prospectus.

      For a free copy, access it on the SEC's Web Site (WWW.SEC.GOV, select "Search for Company Filings", then "Variable Insurance Contracts", then type "Beacon Navigator", or write or call us. Here is the Table of Contents for the Statement of Additional Information:

----------------------------------- ---------

                                     BEGIN
                                    ON PAGE
----------------------------------- ---------
General Information and History        1
Purchase of Securities Being
Offered
Underwriters
Calculation of Contract Values
----------------------------------- ---------
Other Information                      2
OM Financial Asset Allocation
Program
----------------------------------- ---------
Independent Administrator              4
Service Marks and Copyright
Financial Statements
----------------------------------- ---------


(C) OM Financial Life Insurance Company



BEACON NAVIGATOR PROSPECTUS   LAST PAGE  SEC REGISTRATION #811-21952, 333-137531

Statement of Additional Information: May 1, 2008 to accompany Contract Prospectus as of the same date.
                                                    SECREGISTRATION # 333-137531

BEACON NAVIGATOR
Flexible Premium
Deferred Variable Annuity Contract
                                             OM Financial Life Insurance Company
                                Old Mutual Financial Network Separate Account VA
--------------------------------------------------------------------------------

This Statement of Additional Information is not a prospectus. It contains information in addition to and more detailed than set forth in the Contract prospectus and should be read in conjunction with the Contract prospectus. The Contract prospectus may be obtained from our Service Center by writing us at P.O. Box 725049, Atlanta, Georgia, 31139-2049, or by calling us at 1-866-599-2760. Defined terms used in the current prospectus for the Contract are incorporated in this Statement.

TABLE OF CONTENTS

                                        Page

General Information and History...........1
Purchase of Securities Being Offered
Underwriters

Calculation of Contract Values.............2
Other Information
OM Financial Asset Allocation program

Independent Administrator.................4
Service Marks and Copyright
Financial Statements

                         GENERAL INFORMATION AND HISTORY

Old Mutual Financial Network Separate Account VA is a separate investment account of OM Financial Life Insurance Company ("we, us, our, OM Financial"). OM Financial is a stock life insurance company organized under the insurance laws of the State of Maryland in 1959. Prior to January 1, 2007, OM Financial was known as Fidelity and Guaranty Life Insurance Company. The history, operations and authority of Fidelity and Guaranty Life Insurance Company were not affected by the name change. We issue life insurance and annuities throughout the United States (except New York). We are an indirect wholly-owned subsidiary of Old Mutual, plc ("Old Mutual"). Old Mutual Financial Network (OMFN) is the marketing name for the U.S. life insurance and annuity operations of Old Mutual plc, including OM Financial Life Insurance Company (variable annuity products offered through Old Mutual Financial Network Securities, Inc.). Old Mutual Financial Network Separate Account VA was established by OM Financial on July 31, 2006.

All matters of state and federal law pertaining to the Contract have been reviewed by our internal legal staff.

                      PURCHASE OF SECURITIES BEING OFFERED

The Contract will be sold by licensed insurance agents in states where the Contract may be lawfully sold. The agents will be registered representatives of broker-dealers that are registered under the Securities Exchange Act of 1934 and members of the National Association of Securities Dealers, Inc. (NASD).

                                  UNDERWRITERS

The Contract is offered continuously and is distributed by Old Mutual Financial Network Securities, Inc. ("OMFN Securities"), 1117 Perimeter Center West, Suite E212, Atlanta, Georgia. OMFN Securities is a wholly-owned subsidiary of ours. OMFN Securities does not sell the Contract directly to purchasers. The Contract is offered to the public through registered representatives of various broker-dealers ("Distributors") that have entered into selling agreements with us and OMFN Securities to distribute the Contracts. We pay commissions to Distributors through OMFN Securities. Because we and OMFN Securities just began distribution of registered insurance products in 2007, we have not paid compensation to OMFN Securities for any period subject to disclosure.

DISTRIBUTORS
We pay commissions to all Distributors in connection with the promotion and sale of the Contract according to one or more schedules. A portion of any payments made to Distributors may be passed on to their registered representatives pursuant to each Distributor's internal compensation program. We may use any of our corporate assets to pay commissions and other costs of distributing the Contract, including any profit from the mortality and expense risk charge or other fees and charges imposed under the Contract. Commissions and other incentives or payments are not charged directly to Contract owners or the Separate Account. We intend to recoup commissions and other sales expenses through fees and charges deducted under the Contract or from our General Account.

OM FINANCIAL BEACON NAVIGATOR VA   SAI: 1    STATEMENT OF ADDITIONAL INFORMATION

                         CALCULATION OF CONTRACT VALUES

On the Contract Date, the Contract Value equals the initial premium less any charge for applicable premium taxes. On any Business Day thereafter, the Contract Value equals the sum of the values in the Separate Account Subaccounts and the General Account options. The Contract Value is expected to change from day to day, reflecting the expenses and investment experience of the selected Subaccounts and interest credited in the General Account options as well as the deductions for charges under the Contract. The calculation to determine the value of each Subaccount option is described below. Your Contract provides the contractual information regarding General Account options. The description below is designed to provide a description of General Account Fixed Interest Option Value as it may affect total Contract Value.

o       SUBACCOUNT VALUE
        The value of a Subaccount is:
        (a) the number of Subaccount Accumulation Units as of the end of the preceding Contract Month; plus
        (b) any Subaccount Accumulation Units purchased with net premium since the end of the previous Contract Month; plus
        (c) any Subaccount Accumulation Units purchased with Contract value transferred from other investment options since the end of the previous Contract Month; minus
        (d) any Subaccount Accumulation Units redeemed due to transfers from the Subaccount since the end of the previous Contract Month and to pay associated transfer fees; minus
        (e) any Subaccount Accumulation Units redeemed due to partial withdrawals from the Subaccount since the end of the previous Contract Month and to pay associated withdrawal charges; minus
        (f) any Subaccount Accumulation Units redeemed to pay the Subaccount's share of the annual Contract fee on the Contract Anniversary; minus
        (g) any Subacount Accumulation Units redeemed to pay the Subaccount's share of any optional features; and this result multiplied times
        (h)     the Subaccount's current Accumulation Unit value.

o       GENERAL ACCOUNT FIXED INTEREST OPTION VALUE
        The Contract value of your General Account fixed interest option allocations on any Business Day equals:
        (a) the value of your General Account fixed interest option allocation at the end of the preceding Contract Month; plus
        (b) any net premiums credited since the end of the previous Contract Month; plus
        (c) any transfers from other Contract allocation options credited to the General Account fixed interest option since the end of the previous Contract Month; minus
        (d) any transfers and transfer fee from the General Account fixed interest option to other Contract allocation options since the end of the previous Contract Month; minus
        (e) any partial withdrawal and withdrawal charge taken from the General Account fixed interest option since the end of the previous Contract Month; minus
        (f) the General Account fixed interest option's share, if any, of charges for optional features; plus
        (g) interest credited on your Contract's General Account fixed interest option's balance.

                                OTHER INFORMATION

A registration statement has been filed with the SEC under the Securities Act of 1933, as amended, with respect to the Contract described in this Statement of Additional Information. Not all information set forth in the registration statement is addressed in the Contract prospectus or this Statement. Information in the prospectus and this Statement are intended to be summaries. For a complete description of the terms of the registration, refer to the documents we file with the SEC. They may be accessed on the SEC's Web site at WWW.SEC.GOV, select "Company Filings," then "Variable Insurance Product," and type in "Beacon Navigator" or you may review and copy it (for a fee) at the SEC's Public Reference Room in Washington D.C. (Call the SEC at 1-800-SEC-0330 for details and public hours.)


                      OM FINANCIAL ASSET ALLOCATION PROGRAM
                                 offered through
                       OLD MUTUAL CAPITAL, INC. ("OMCAP")

THE SERVICE
As part of the "OM Financial Asset Allocation" program, OMCAP, our affiliate, based upon the recommendations of Standard & Poor's Investment Advisory Services, LLC ("SPIAS"), offers five asset allocation models (the "Models"), each representing different profiles of potential investment risk, which are available exclusively in connection with the Contracts and other contracts that OM Financial may offer. The Models only include Separate Account investment options. As a service to OMCAP, SPIAS evaluates and updates the Models annually. In the future, OMCAP may change the firm it uses to develop, evaluate and update the Models, or may use no independent firm at all.

OM FINANCIAL BEACON NAVIGATOR VA   SAI: 2    STATEMENT OF ADDITIONAL INFORMATION

SPIAS is a registered investment adviser and a wholly-owned subsidiary of The McGraw-Hill Companies, Inc. SPIAS is not affiliated with us or our affiliates. SPIAS does not provide advice to our underlying clients. SPIAS does not act as "fiduciary" or as an "investment manager", as defined under ERISA, to any investor. SPIAS is not responsible for client suitability.

This product is not endorsed, sold or promoted by SPIAS and its affiliates, and SPIAS and its affiliates make no representation regarding the advisability of investing in the product. With respect to the Models recommended by SPIAS, investors should realize that such information is provided only as a general guideline. SPIAS does not have any discretionary authority or control with respect to purchasing or selling securities or making other investments. There is no agreement or understanding whatsoever that SPIAS will provide individualized advice to any investor. SPIAS does not take into account any information about any investor or any investor's assets when creating or providing recommendations to its clients or maintaining any model. Individual investors should ultimately rely on their own judgment and/or the judgment of a financial advisor in making their investment decisions. SPIAS may include in a model portfolio or substitution list, otherwise present as an investment option and/or recommend for investment certain funds to which Standard & Poor's or an affiliate licenses certain intellectual property or otherwise has a financial interest, including exchange-traded funds whose investment objective is to substantially replicate the returns of a proprietary Standard & Poor's index, such as the S&P 500. SPIAS includes these funds in models, otherwise presents them as an investment option and/or recommends them for investment based on asset allocation, sector representation, liquidity and other factors; however, SPIAS has a potential conflict of interest with respect to the inclusion of these funds. In cases where Standard & Poor's or an affiliate is paid fees that are tied to the amount of assets that are invested in the fund or the volume of trading activity in the fund, investment in the fund will generally result in Standard & Poor's or an affiliate earning compensation in addition to the fees received by SPIAS in connection with its provision of services. In certain cases there may be alternative funds that are available for investment that will provide investors substantially similar exposure to the asset class or sector.

Analytic services and products provided by Standard & Poor's are the result of separate activities designed to preserve the independence and objectivity of each analytic process. Standard & Poor's has established policies and procedures to maintain the confidentiality of non-public information received during each analytic process.

If you choose to utilize the OM Financial Asset Allocation program, OMCAP will serve as your investment adviser for the service solely for purposes of offering the program Models and periodic updates of the Models, based upon the recommendations of SPIAS, and for providing instructions to us with respect to allocation of your initial premium and Contract Value to a Model.

If you choose to utilize the OM Financial Asset Allocation program, OMCAP instructs us to allocate your initial premium (in the case of a new application) or accumulated value, as applicable, to the investment options according to the Model you select, to similarly allocate subsequent premium, and to periodically automatically reallocate your accumulated value or premium payments. Your Contract value will be rebalanced quarterly consistent with your selected Model.

THE OM FINANCIAL ASSET ALLOCATION MODELS
Development of the OM Financial Asset Allocation Models is a two-step process. First, an optimization analysis is performed to identify preliminary asset classes and their weightings. Final asset classes and weightings are selected based upon market and economic factors and the experience of portfolio analysts. Next, a determination is made of how available investment options meeting certain criteria can be used to implement the asset class level allocations. The investment options are selected by evaluating the asset classes represented by the underlying portfolios and combining investment options to arrive at the desired asset class exposure. Investment options are selected in a way intended to optimize potential returns for each model, given a targeted unit of risk. This process could, in some cases, result in the inclusion of an investment option in a Model based on its specific asset class exposure or other specific optimization factors, even where another investment option may have better historical performance.

ANNUAL UPDATES OF THE MODELS AND NOTICES OF UPDATES
Each Model is evaluated annually to assess whether the combination of investment options within each Model should be changed to better seek to optimize the potential return for the level of risk tolerance intended for the Model. As a result, each Model may change, and the investment options used within a Model may change.

OM FINANCIAL BEACON NAVIGATOR VA   SAI: 3    STATEMENT OF ADDITIONAL INFORMATION

When your selected Model is updated, OMCAP instructs us to reallocate your accumulated value and any subsequent premium payments in accordance with any changes to the Model you have selected after you have received written notice of the changes. This means the allocation of your accumulated value, and potentially the investment options in which you are invested, will change and your accumulated value and any subsequent premium payments will be reallocated among the investment options in your updated Model (independently of the automatic quarterly rebalancing). OMCAP requires that you give them investment authority to periodically instruct us to reallocate your accumulated value and any subsequent premium payments in accordance with the updated version of the Model you have selected, if you wish to participate in the OM Financial Asset Allocation program.

When SPIAS updates the Models for OMCAP, we will send you written notice of the updated Models at least 30 days in advance of the date the updated Models are to be effective. If you wish to accept the changes in your selected Model, you will not need to take any action, as your Contract value and any subsequent premium will be reallocated pursuant to the updated Model. If you do not wish to accept the changes to your selected Model, you can change to a different Model by submitting new allocation instructions on a form we accept, or withdraw from the OM Financial Asset Allocation program by sending us your signed notice. We will inform OMCAP of your decision.

RISKS
Although the OM Financial Asset Allocation Models are designed to seek to optimize returns given the various levels of risk, there is no assurance that an underlying Model portfolio will not lose money or that investment results will not experience volatility. Investment performance of your accumulated value could be better or worse by participating in an OM Financial Asset Allocation Model than if you had not participated. A Model may perform better or worse than any single investment option or asset class or other combinations of investment options or asset classes. Model performance is dependent upon the performance of the component investment options (and their underlying portfolios). The timing of your investment and the automatic quarterly rebalancing may affect performance. Your accumulated value will fluctuate, and when redeemed, may be worth more or less than the original cost.

Periodic updating of the Models can cause the underlying portfolios to incur transaction expenses to raise cash for money flowing out of the portfolios or to buy securities with money flowing into the portfolios. These expenses can adversely affect performance of the underlying portfolios and the Models.

The Old Mutual VA Asset Allocation Subaccounts differ from the OM Financial Asset Allocation program, as described in the prospectus. OMCAP, as the advisor to the Old Mutual VA Asset Allocation portfolios available under the Contract, may be subject to competing interests that have the potential to influence its decision making with regard to the Models. In addition, OMFN Securities, an affiliate of us and OMCAP, is compensated as the principal underwriter for the Contracts, and may also receive compensation from other sources which could result in competing interests that have the potential to influence OMCAP's decision making with regard to the Models. The Old Mutual Financial Asset Allocation Models are developed for OMCAP by Standard and Poor's Investment Advisor Services, LLC ("SPIAS"), a registered investment advisor. Neither OMCAP nor we dictate to SPIAS the number of portfolios in a Model, the percent that any portfolio represents in a Model, or which portfolios may be recommended (other than to require exclusion of any portfolio that is expected to be liquidated, merged into another portfolio, or otherwise closed). OMCAP and we believe consideration of recommendations of SPIAS to develop and update the Models reduces or eliminates the potential for OMCAP and us to be influenced by these competing interests, but there can be no assurance of this.

OMCAP and we are under no obligation to continue the OM Financial Asset Allocation program, or any asset allocation program, and have the right to terminate or change such services at any time.

                            INDEPENDENT ADMINISTRATOR

We have contracted with McCamish Systems ("McCamish") to provide administrative services on our behalf and in our name for the Contract. From its Atlanta, Georgia operations center, McCamish provides services to our Contract owners including new business processing and Contract issue, call center for Contract administrative issues, Contract maintenance, claims processing, and payment dispersal. McCamish administers life and annuity policies for multiple insurers, including other variable annuity contracts, and also licenses their administration system to yet other insurers for administering their life and annuity business. As a service provider to the Separate Account, McCamish is subject to monitoring under the Separate Account's compliance program required by the 1940 Act. McCamish is independent of us and our affiliates, but we have an established relationship with McCamish through business McCamish administers for another company affiliated with us. McCamish's principal office address is the Service Office address 6425 Powers Ferry Road, Atlanta, Georgia, 30339. You may contact us in writing with questions about McCamish's services at OM Financial Life Insurance Company, attn: Manager, Variable Product Administration, 1117 Perimeter Center West, Suite E 212, Atlanta, Georgia 30338.

OM FINANCIAL BEACON NAVIGATOR VA   SAI: 4    STATEMENT OF ADDITIONAL INFORMATION

                           SERVICE MARKS AND COPYRIGHT

"Old Mutual Financial Network," "Old Mutual," "OM Financial" "Beacon Navigator," and the three-anchor symbol are registered service marks of Old Mutual Business Services, which licenses their use to OM Financial Life Insurance Company. The Contract and Contract prospectus are copyrighted by OM Financial Life Insurance Company.

"Standard & Poor's" is a trademark of the McGraw-Hill Companies, Inc. and has been licensed for use by Old Mutual Financial Network.

                              FINANCIAL STATEMENTS


The statutory statements of admitted assets, liabilities, and capital and surplus of OM Financial Life Insurance Company as of December 31, 2007 and 2006, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2007, and the statement of assets and liabilities of the Old Mutual Financial Network Separate Account VA of OM Financial Life Insurance Company (comprised of the sub-accounts listed in note 1, but not including those sub-accounts offered through the Beacon Advisor) as of December 31, 2007, and the related statements of operations and changes in net assets, and the financial highlights for the period then ended, included in the Statement of Additional Information, have been included herein in reliance upon the reports of KPMG LLP, an independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The KPMG LLP audit report dated April 15, 2008, includes explanatory language that states that OM Financial Life Insurance Company prepared the statutory financial statements using accounting principles prescribed or permitted by the Maryland Insurance Administration, which practices differ from U.S. generally accepted accounting principles. Accordingly, the KPMG LLP report states that the statutory financial statements are not presented fairly in conformity with U.S. generally accepted accounting principles and further states that those financial statements are presented fairly, in all material respects, in conformity with statutory accounting principles. The principal business address of KPMG LLP is 111 South Calvert Street, Baltimore, Maryland 21202. The financial statements of OM Financial Life Insurance Company follow this page of this Statement of Additional Information, and bear only on the ability to meet its obligations under the Contract, and should not be considered as bearing on the investment performance of the assets held in the Separate Account. The audited financial statements of Old Mutual Financial Network VA Separate Account are also included herein.

OM FINANCIAL BEACON NAVIGATOR VA   SAI: 5    STATEMENT OF ADDITIONAL INFORMATION

                                     PART C

                                OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

      (a) FINANCIAL STATEMENTS

      FINANCIAL STATEMENTS INCLUDED IN PART B

      THE REGISTRANT

      Incorporated by reference to the Post-Effective Amendment #6 to the Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on April 29, 2008.

      THE DEPOSITOR

      Incorporated by reference to the Post-Effective Amendment #6 to the Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on April 29, 2008.


     (b) EXHIBITS
Exhibit #

1 Resolution of Board of Directors of Fidelity and Guaranty Life Insurance Company establishing Old Mutual Financial Network Separate Account VA (Incorporated by reference to Exhibit 1 of the Initial Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on September 22, 2006.)

2          Not Applicable

3  (a)  Principal Underwriting Agreement (Incorporated by reference to
        Exhibit 3(a) of the Initial Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on September 22, 2006.)
   (b) Selling Agreement (Incorporated by reference to Exhibit 3(b) of the Initial Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on September 22, 2006.)

4 (a) Form of Annuity Contract (Incorporated by reference to Exhibit 4(a) of the Pre-effective Amendment #1 to the Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on December 20, 2006.)
   (b)  Form of Annuity Contract Riders (Incorporated by reference to
        Exhibit 4(b) of the Pre-effective Amendment #1 to the
        Registration statement for Old Mutual Financial Network
        Separate Account VA, file # 333-137531, filed on December 20,
        2006.)
   (c) Form of Annuity Contract guaranteed minimum accumulation benefit Rider (Incorporated by reference to Exhibit 4(c) of the Post-effective Amendment #2 to the Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-142420, filed on March 5, 2008.)

5       Form Annuity Contract Application (Incorporated by reference to
        Exhibit 4(c) of the Initial Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on September 22, 2006.)

6  (a)  Articles of Incorporation of Fidelity and Guaranty Life Insurance
        Company (Incorporated by reference to Exhibit 6(a) of the Initial Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-137531, filed on September 22, 2006.)
   (b)  Bylaws of Fidelity and Guaranty Life Insurance Company
        (Incorporated by reference to Exhibit 6(b) of the Initial
        Registration statement for Old Mutual Financial Network
        Separate Account VA, file # 333-137531, filed on September 22, 2006.)

7       N/A

8 Participation Agreements (Incorporated by reference to Exhibit 8 of the Pre-Effective Amendment #1 to the Registration statement for Old Mutual Financial Network Separate Account VA, file # 333-142420, filed on September 26, 2007.)

   (a)  Alliance Bernstein
   (b)  American Century
   (c)  Franklin Templeton
   (d)  Legg Mason
   (e)  Morgan Stanley
   (f)  Neuberger Berman
   (g)  Old Mutual Capital
   (h)  PIMCO
   (i)  Pioneer
   (j)  Royce
   (l)  T. Rowe Price
   (m)  Third Avenue
   (n)  Van Kampen

9       Legal Opinion and Consent

10      Consent of Independent Registered Public Accounting Firm

11      No Financial Statements will be omitted from Item 23.

12      N/A

13      N/A

ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR

DIRECTORS AND SENIOR OFFICERS OF OM FINANCIAL LIFE INSURANCE COMPANY

NAME, AND PRINCIPAL        POSITION AND OFFICES WITH OM FINANCIAL LIFE INSURANCE
BUSINESS ADDRESS           (YEARS AS AN OFFICER OF THE COMPANY)
------------------------   -----------------------------------------------------
JOHN P. CLIFFORD (1)        Director, Chairman and President (2001 - Present)
BRUCE G. PARKER, JR.(2)     Director, Chief Executive Officer (2003 - Present)
VICTOR LUMBY (1)            Director, Senior Vice President, Chief Operating
                              Officer (2005 - present)
ERIC L. MARHOUN (1)         Director, Senior Vice President, General Counsel,
                              Secretary (2007-Present)
RICHARD J. POLLARD (1)      Director, Senior Vice President, Chief Actuary
RICHARD PRETTY (2)          Director, Senior Vice President (2007-Present)
WILLIAM ROTHENBACH (1)      Director
DAVID H. SMITH  (1)         Director, Senior Vice President (2007-Present)
BARRY WARD, (1)             Director, Senior Vice President, Chief Financial
                              Officer, Chief Accounting Officer (2006-Present)
ALAN M. HARRINGTON (2)      Senior Vice President, VA Distribution (2007
                              - present)
JEFFREY L. LOBO (3)         Senior Vice President, Chief Investment Officer,
                              (2007-Present)
JOHN A. PHELPS (2)          Senior Vice President, Life/Annuity Distribution
                              (2007 - present)
JOHN R. APRILL (1)          Vice President, Appointed Actuary (2007-Present)
GEORGE NICHOLSON (1)        Vice President, Controller (2007-Present)
CRAIG A. NYMAN (1)          Vice President, Treasurer (2007-Present)
ANTHONY J. ZAJAC, JR. (2)   Vice President, Illustration Actuary (2007-Present)

(1) Business Address:  1001 Fleet Street, Baltimore, Maryland 21202
(2) Business Address:  1117 Perimeter Center West, Atlanta, Georgia 30338
(3) Business Address: Old Mutual Asset Management, 200 Clarendon Street, 53rd Floor, Boston, MA 02116

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

     The assets of the Registrant, under state law, are assets of OM Financial Life Insurance Company.

The discussion that follows summarizes the chain of ownership of Registrant and all subsidiaries and affiliates under common Old Mutual U.S. Life Holdings, Inc. (OMUSLH) management. OMUSLH's sister company, Old Mutual Asset Management, has approximately 30+ additional subsidiaries under its separate management that are not listed here. Old Mutual plc has hundreds of global subsidiaries in addition to those listed below that are not listed here.

OLD MUTUAL PLC (England) 100%......................................public company
                                                                   listed on
                                                                   the
                                                                   London Stock
                                                                   Exchange
 OLD MUTUAL (US) HOLDINGS INC. (Delaware) 100%.....................holding company
     Old Mutual Asset Management, Inc. (Delaware) 100%.............asset management,
                                                                   investment
                                                                   advisory and
                                                                   mutual fund
                                                                   company.
     OLD MUTUAL U.S. LIFE HOLDINGS, INC. (Delaware) 100%...........holding company
     Old Mutual Business Services, Inc. (Delaware) 100%............contracting company
     OM FINANCIAL LIFE INSURANCE COMPANY (Maryland) 100%...........life/annuity insurer
          OM Financial Life Insurance Company of
             New York (NY) 100%....................................life/annuity insurer
          Fidelity and Guaranty Assignment, LLC (Maryland) 100%....structured settlement
                                                                   assignment
                                                                   company
          F&G Brokerage, Inc. (Maryland) 100%......................dormant shell
          Old Mutual Financial Network Securities, Inc.
             (Maryland) 100%...................................... broker dealer

ITEM 27. NUMBER OF CONTRACT OWNERS

     As of the date of this Registration, 15 tax qualified and 17 tax non-qualified Beacon Navigator variable annuity contracts have been sold.

ITEM 28. INDEMNIFICATION

OM Financial Life Insurance Company's by-laws provide as follows:

Indemnification

Section 1. INDEMNIFICATION OF DIRECTORS AND OFFICERS. The corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that he is or was a director or officer of the corporation, or is or was serving at the request of the corporation as a director or officer of another corporation against expenses (including attorney's fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding, to the fullest extent and under the circumstances permitted by the Annotated Code Of Maryland, Section 2-418 or any other applicable Maryland statutory or decisional law, as amended or interpreted. Such indemnification (unless otherwise ordered by a Court) shall be made as authorized in a specific case under determination that applicable standards of conduct set forth in the Annotated Code of Maryland or any other applicable Maryland statutory or decisional law, as amended or interpreted. Such determination shall be made (1) by the board of directors by a majority vote of a quorum consisting of directors who were not and are not parties to or threatened with any such action, suit or proceeding, or (2) if such a quorum is not attainable, or if a majority vote of a quorum of disinterested directors so directs, in a written opinion by independent legal counsel, or (3) by the shareholders, or (4) by the Court in which such action, suit or proceeding was brought.

Section 2. OTHER RIGHTS. The foregoing right of indemnification shall not be deemed exclusive of any other rights to which those seeking indemnification may be entitled under the Articles of Incorporation, these Bylaws, any agreement, vote of shareholders or disinterested directors or otherwise and shall continue as to a person who has ceased to be director or officer and shall inure to the benefit of the heirs, executors and administrators of such a person.

Section 3. ADVANCE PAYMENT OF EXPENSES. The corporation may pay expenses, including attorney's fees, incurred in defending any action, suit or proceeding referred to in Section 1 of this Article, in advance of the final disposition of such action, suit or proceeding as authorized by the directors in the specific case, upon receipt of an undertaking by or on behalf of the director or officer to repay such amount, unless it shall ultimately be determined that he is entitled to be indemnified by the corporation as authorized in this Article.

Section 4. INSURANCE. The corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee of the corporation or is or was serving at the request of the corporation as a director, trustee, officer or employee of another corporation, domestic or foreign, non profit or for profit, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity, or rising out of the status as such, whether or not the corporation would have the power to indemnify him against such liability under this Article.

Section 5.  COMPLIANCE WITH FEDERAL SECURITIES LAW
Insofar as indemnification or insurance benefits for liability arising under the Securities Act of 1933 and Section 17 of the 1940 Act may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification and insurance benefits is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification or insurance benefits against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification or insurance benefits by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITER

     Old Mutual Financial Network Securities, Inc., a controlled subsidiary of OM Financial Life Insurance Company, acts as principal underwriter for variable annuity contracts issued through Old Mutual Financial Network Separate Account VA.

DIRECTORS AND OFFICERS OF OLD MUTUAL FINANCIAL NETWORK SECURITIES, INC.

NAME AND PRINCIPAL            POSITION WITH OLD MUTUAL FINANCIAL NETWORK
BUSINESS ADDRESS              SECURITIES, INC.
---------------------------   --------------------------------------------------
Bruce G. Parker, Jr. (1)      Director, Chairman
Alan M. Harrington (1)        Director, Chief Executive Officer and President
Narcisso M. Almeida(1)        Director, Vice President - Operations
John P. Clifford (2)          Director
Todd Bareika (2)              Vice President, Chief Financial Officer
Pat Ferrer (1)                Vice President - VA Distribution
Richard Pretty (1)            Vice President - Marketing
Kenneth W. Reitz (2)          Vice President - Chief Legal Officer, Secretary
Julie Sullivan (1)            Assistant Vice President, Chief Compliance Officer
John T. Rooney                Assistant Secretary

(1) Business Address:  1117 Perimeter Center West, Atlanta, Georgia 30338
(2) Business Address:   1001 Fleet Street, Baltimore, Maryland 21202

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, or other documents required to be maintained by
Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder are maintained by the Registrant at 1001 Fleet Street, Baltimore, MD and the offices of its third party administrator at 6425 Powers Ferry Road, Atlanta, Georgia 30339.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS

    (a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen
        (16) months old for so long as payment under the variable annuity contracts may be accepted.

    (b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the Prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information.

    (c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statement required to be made available under this Form promptly upon written or oral request.

REPRESENTATION

OM Financial Life Insurance Company hereby represents that the fees and charges deducted under the individual deferred variable annuity contract described in this Registration Statement in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the insurance company.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933, the Registrant, Old Mutual Financial Network Separate Account VA, certifies that it has caused this Registration Statement Post-Effective Amendment #7 dated April 30, 2008 to be signed on its behalf by the undersigned thereunto duly authorized, all in the city of Baltimore and the State of Maryland.

                    OLD MUTUAL FINANCIAL NETWORK SEPARATE ACCOUNT VA, REGISTRANT
                                  OM FINANCIAL LIFE INSURANCE COMPANY, DEPOSITOR

                             By:      /s/ John P. Clifford
                                            Chairman


     As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on April 30, 2008.


SIGNATURE                      TITLE

/S/  JOHN P. CLIFFORD          Director, Chairman, President

/S/  BRUCE G. PARKER, JR       Director, Chief Executive Officer

/S/  VICTOR LUMBY              Director, Senior Vice President, Chief Operations
                                 Officer
/S/  ERIC L. MARHOUN           Director, Senior Vice President, General Counsel,
                                 Secretary
/S/  RICHARD J. POLLARD        Director, Senior Vice President, Chief Actuary

/S/  RICHARD PRETTY            Director, Senior Vice President, Illustration
                                 Actuary

/S/  WILLIAM ROTHENBACH        Director

/S/  DAVID H. SMITH            Director, Senior Vice President

/S/  BARRY WARD                Director, Senior Vice President, Chief Financial
                                 Officer and Chief Accounting Officer
/S/  GEORGE  C. NICHOLSON        Vice President, Controller


Directors' business address is 1001 Fleet St., Baltimore, MD 21202, except Bruce Parker's and Richard Pretty's business address is Old Mutual Financial Network, 1117 Perimeter Center West - Suite 212, Atlanta, Georgia 30338.





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                                INDEX TO EXHIBITS
Exhibit #

9                Legal Opinion and Consent
10               Consent of Independent Registered Public Accounting Firm